UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4474

Name of Registrant:	Vanguard California Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2006

Item 1:	Schedule of Investments

Vanguard California Tax-Exempt Money Market Fund
Schedule of Investments
August 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.7%)

ABAG Finance Auth. for Non-Profit Corp. California (Computer History Museum) VRDO	3.380%	9/7/06 LOC	7,000	7,000
ABAG Finance Auth. for Non-Profit Corp. California (La Jolla Day School) VRDO	3.330%	9/7/06 LOC	12,000	12,000
ABAG Finance Auth. for Non-Profit Corp. California (Valley Christian Schools) VRDO	3.320%	9/7/06 LOC	10,800	10,800
ABAG Finance Auth. for Non-Profit Corp. California (Zoological Society San Diego Zoo) VRDO	3.300%	9/7/06 LOC	35,500	35,500
1 Alameda CA Corridor Transp. Auth. Rev. TOB VRDO	3.520%	9/7/06 (1)	9,425	9,425
Alameda-Contra Costa CA School Financing Auth. (Capital Improvement Financing Pooled Project) COP VRDO	3.370%	9/7/06 LOC	2,105	2,105
1 Alvord CA USD TOB VRDO	3.430%	9/7/06 (1)	2,520	2,520
1 Alvord CA USD TOB VRDO	3.440%	9/7/06 (1)	15,540	15,540
1 Anaheim CA Public Finance Auth. Rev. TOB VRDO	3.450%	9/7/06 (1)	10,885	10,885
Anaheim CA Public Improvement Corp. Lease COP VRDO	3.250%	9/7/06 (2)	10,980	10,980
1 Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	3.450%	9/7/06	7,485	7,485
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	3.230%	9/7/06 (10)	30,000	30,000
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	3.260%	9/7/06 (2)	105,735	105,735
1 California Dept. of Veteran Affairs Rev. TOB VRDO	3.480%	9/7/06	9,375	9,375
California Dept. of Veteran Affairs VRDO	3.270%	9/7/06	16,855	16,855
California Dept. of Water Resources CP	3.570%	9/8/06	4,094	4,094
California Dept. of Water Resources CP	3.660%	9/8/06	2,072	2,072
1 California Dept. of Water Resources Water System Rev. (Central Valley) TOB VRDO	3.440%	9/7/06 (3)	16,895	16,895
1 California Dept. of Water Resources Water System Rev. (Central Valley) TOB VRDO	3.440%	9/7/06 (1)	7,415	7,415
1 California Dept. of Water Resources Water System Rev. (Central Valley) TOB VRDO	3.440%	9/7/06 (1)	3,395	3,395
1 California Educ. Fac. Auth. Rev. (California Institute of Technology) TOB VRDO	3.450%	9/7/06	13,000	13,000
1 California Educ. Fac. Auth. Rev. (California Institute of Technology) TOB VRDO	3.450%	9/7/06	8,415	8,415
California Educ. Fac. Auth. Rev. (California Institute of Technology) VRDO	3.200%	9/7/06	10,000	10,000
California Educ. Fac. Auth. Rev. (California Institute of Technology) VRDO	3.290%	9/7/06	20,000	20,000
California Educ. Fac. Auth. Rev. (Pomona College) VRDO	3.270%	9/7/06	13,040	13,040
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	3.400%	9/1/06	14,300	14,300
1 California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	3.250%	9/7/06	4,580	4,580
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	3.250%	9/7/06	7,565	7,565
California Educ. Fac. Auth. Rev. (Stanford Univ.) VRDO	3.250%	9/7/06	9,000	9,000
California Educ. Fac. Auth. Rev. (Univ. of San Francisco) VRDO	3.300%	9/7/06 LOC	5,900	5,900
1 California Educ. Fac. Auth. Rev. (Univ. of Southern California) TOB VRDO	3.450%	9/7/06	25,800	25,800
California GO CP	3.500%	9/1/06	41,500	41,500
California GO CP	3.410%	9/15/06	25,000	25,000
California GO CP	3.510%	11/7/06	18,100	18,100
California GO CP	3.550%	11/9/06	21,000	21,000
California GO CP	3.540%	11/21/06	45,000	45,000
1 California GO TOB VRDO	3.430%	9/7/06 (2)	3,460	3,460
1 California GO TOB VRDO	3.440%	9/7/06 (2)	4,990	4,990
1 California GO TOB VRDO	3.440%	9/7/06 (2)	5,200	5,200
1 California GO TOB VRDO	3.440%	9/7/06 (3)	12,790	12,790
1 California GO TOB VRDO	3.440%	9/7/06 (1)	5,645	5,645
1 California GO TOB VRDO	3.440%	9/7/06 (1)	5,310	5,310
1 California GO TOB VRDO	3.440%	9/7/06 (1)	5,240	5,240
1 California GO TOB VRDO	3.450%	9/7/06 (3)	9,900	9,900
1 California GO TOB VRDO	3.450%	9/7/06 (10)	23,905	23,905
1 California GO TOB VRDO	3.450%	9/7/06 (4)	24,380	24,380
California GO VRDO	3.300%	9/1/06 LOC	45,700	45,700
California GO VRDO	3.470%	9/1/06 LOC	21,825	21,825
California GO VRDO	3.500%	9/1/06 LOC	10,000	10,000
California GO VRDO	3.500%	9/1/06 LOC	36,340	36,340
California GO VRDO	3.250%	9/7/06 LOC	38,540	38,540
California GO VRDO	3.270%	9/7/06 LOC	22,500	22,500
California GO VRDO	3.300%	9/7/06 LOC	45,600	45,600
California Health Fac. Finance Auth. Rev. (Adventist Health System West Sutter Health) VRDO	3.300%	9/7/06 LOC	20,900	20,900
California Health Fac. Finance Auth. Rev. (Adventist Health System West Sutter Health) VRDO	3.320%	9/7/06 LOC	16,700	16,700
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) VRDO	3.270%	9/7/06 LOC	25,000	25,000
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) VRDO	3.300%	9/7/06 LOC	58,300	58,300
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West) VRDO	3.480%	9/7/06 (1)	7,300	7,300
California Health Fac. Finance Auth. Rev. (Memorial Health Services) VRDO	3.350%	9/7/06	62,155	62,155
California Health Fac. Finance Auth. Rev. (Pitzer College) VRDO	3.270%	9/7/06 LOC	8,075	8,075
1 California Health Fac. Finance Auth. Rev. TOB VRDO	3.450%	9/7/06	2,425	2,425
1 California Housing Finance Agency Auth. TOB VRDO	3.480%	9/7/06	48,120	48,120
1 California Housing Finance Agency Home Mortgage Rev. TOB VRDO	3.450%	9/7/06	3,490	3,490
1 California Housing Finance Agency Home Mortgage Rev. TOB VRDO	3.480%	9/7/06	5,880	5,880
California Housing Finance Agency Home Mortgage Rev. VRDO	3.570%	9/1/06	64,295	64,295
California Housing Finance Agency Home Mortgage Rev. VRDO	3.570%	9/1/06	66,245	66,245
California Housing Finance Agency Home Mortgage Rev. VRDO	3.570%	9/1/06 (2)	26,290	26,290
California Housing Finance Agency Home Mortgage Rev. VRDO	3.400%	9/7/06	64,130	64,130
California Housing Finance Agency Home Mortgage Rev. VRDO	3.430%	9/7/06 (4)	22,900	22,900
California Housing Finance Agency Home Mortgage Rev. VRDO	3.450%	9/7/06 (4)	3,800	3,800
California Housing Finance Agency Home Mortgage Rev. VRDO	3.450%	9/7/06 (4)	4,200	4,200
California Housing Finance Agency Home Mortgage Rev. VRDO	3.450%	9/7/06	38,100	38,100
1 California Housing Finance Agency Single Family Mortgage Rev. TOB VRDO	3.480%	9/7/06	28,380	28,380
1 California Housing Finance Agency Single Family Mortgage Rev. TOB VRDO	3.480%	9/7/06	14,560	14,560
1 California Housing Finance Agency Single Family Mortgage Rev. TOB VRDO	3.480%	9/7/06	7,275	7,275
California Housing Finance Agency Single Family Mortgage Rev. VRDO	3.390%	9/7/06	50,000	50,000
California Housing Finance Agency Single Family Mortgage Rev. VRDO	3.390%	9/7/06	18,000	18,000
California Housing Finance Agency Single Family Mortgage Rev. VRDO	3.400%	9/7/06	9,000	9,000
California Housing Finance Agency Single Family Mortgage Rev. VRDO	3.430%	9/7/06 (2)	20,000	20,000
California Housing Finance Agency Single Family Mortgage Rev. VRDO	3.450%	9/7/06	24,800	24,800
California Infrastructure &Econ. Dev. Bank Rev. (Asian Art Museum) VRDO	3.500%	9/1/06 (1)	3,750	3,750
California Infrastructure &Econ. Dev. Bank Rev. (Contemporary Jewish Museum) VRDO	3.300%	9/7/06 LOC	10,000	10,000
California Infrastructure &Econ. Dev. Bank Rev. (Independent System Operator) VRDO	3.350%	9/7/06 (2)	20,900	20,900
California Infrastructure &Econ. Dev. Bank Rev. (San Francisco Ballet) VRDO	3.480%	9/1/06 (3)	10,100	10,100
1 California Public Works Board Lease Rev. (UCLA Hosp.) TOB VRDO	3.440%	9/7/06 (3)	4,845	4,845
1 California Public Works Board Lease Rev. (Univ. of California) TOB VRDO	3.440%	9/7/06 (1)	5,330	5,330
1 California Public Works Board Lease Rev. (Univ. of California) TOB VRDO	3.440%	9/7/06 (1)	9,400	9,400
California School Cash Reserve Program Auth. Pool TRAN	4.500%	7/6/07 (2)	47,000	47,384
1 California State Dept. of Water Resources Power Supply Rev. TOB VRDO	3.410%	9/7/06 (2)	27,025	27,025
1 California State Dept. of Water Resources Power Supply Rev. TOB VRDO	3.440%	9/7/06 (10)	26,030	26,030
1 California State Dept. of Water Resources Power Supply Rev. TOB VRDO	3.440%	9/7/06 (10)	5,720	5,720
1 California State Dept. of Water Resources Power Supply Rev. TOB VRDO	3.440%	9/7/06 (4)	15,250	15,250
California State Dept. of Water Resources Power Supply Rev. VRDO	3.480%	9/1/06 LOC	25,355	25,355
California State Dept. of Water Resources Power Supply Rev. VRDO	3.480%	9/1/06 LOC	35,595	35,595
California State Dept. of Water Resources Power Supply Rev. VRDO	3.500%	9/1/06 LOC	9,000	9,000
California State Dept. of Water Resources Power Supply Rev. VRDO	3.500%	9/1/06 LOC	900	900
California State Dept. of Water Resources Power Supply Rev. VRDO	3.250%	9/7/06 LOC	19,000	19,000
California State Dept. of Water Resources Power Supply Rev. VRDO	3.270%	9/7/06 (4)	51,070	51,070
California State Dept. of Water Resources Power Supply Rev. VRDO	3.290%	9/7/06 LOC	57,000	57,000
California State Dept. of Water Resources Power Supply Rev. VRDO	3.290%	9/7/06 (3)	21,000	21,000
California State Dept. of Water Resources Power Supply Rev. VRDO	3.290%	9/7/06 (2)	12,000	12,000
California State Dept. of Water Resources Power Supply Rev. VRDO	3.300%	9/7/06 LOC	19,500	19,500
California State Dept. of Water Resources Power Supply Rev. VRDO	3.300%	9/7/06 (3)	184,500	184,500
California State Econ. Recovery Bonds PUT	5.000%	7/1/07	7,800	7,890
1 California State Econ. Recovery Bonds TOB VRDO	3.440%	9/7/06	5,050	5,050
1 California State Econ. Recovery Bonds TOB VRDO	3.440%	9/7/06 (1)	8,260	8,260
California State Econ. Recovery Bonds VRDO	3.300%	9/1/06 LOC	38,300	38,300
California State Econ. Recovery Bonds VRDO	3.470%	9/1/06	9,700	9,700
California State Econ. Recovery Bonds VRDO	3.470%	9/1/06	23,400	23,400
California State Econ. Recovery Bonds VRDO	3.500%	9/1/06	31,035	31,035
California State Econ. Recovery Bonds VRDO	3.500%	9/1/06 LOC	27,350	27,350
California State Econ. Recovery Bonds VRDO	3.500%	9/1/06 LOC	12,580	12,580
California State Econ. Recovery Bonds VRDO	3.260%	9/7/06 (10)	30,000	30,000
California State Econ. Recovery Bonds VRDO	3.280%	9/7/06 (4)	10,580	10,580
California State Econ. Recovery Bonds VRDO	3.300%	9/7/06 LOC	21,200	21,200
California State Econ. Recovery Bonds VRDO	3.300%	9/7/06 (10)	10,000	10,000
California State Econ. Recovery Bonds VRDO	3.320%	9/7/06 LOC	41,790	41,790
California State Econ. Recovery Bonds VRDO	3.320%	9/7/06 (10)	6,755	6,755
California State Econ. Recovery Bonds VRDO	3.350%	9/7/06 (10)	62,875	62,875
California State Econ. Recovery Bonds VRDO	3.350%	9/7/06 (10)	16,000	16,000
California State Univ. Institute CP	3.450%	10/6/06 LOC	25,865	25,865
1 California State Univ. TOB VRDO	3.440%	9/7/06 (1)	2,985	2,985
1 California State Univ. TOB VRDO	3.450%	9/7/06 (2)	33,060	33,060
1 California State Univ. TOB VRDO	3.450%	9/7/06 (1)	38,000	38,000
1 California State Univ. TOB VRDO	3.450%	9/7/06 (1)	19,925	19,925
California Statewide Community Dev. Auth. Multifamily Rev. (Knoll Apartments) VRDO	3.430%	9/7/06 LOC	12,715	12,715
California Statewide Community Dev. Auth. Multifamily Rev. (Valley Palms Apartments) VRDO	3.430%	9/7/06 LOC	13,500	13,500
California Statewide Community Dev. Auth. Rev. (Children's Hosp. of Los Angeles) VRDO	3.260%	9/7/06 (2)	15,000	15,000
California Statewide Community Dev. Auth. Rev. (Children's Hosp. of Los Angeles) VRDO	3.260%	9/7/06 (2)	15,000	15,000
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) VRDO	3.320%	9/7/06	21,300	21,300
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) VRDO	3.350%	9/7/06	26,800	26,800
California Statewide Community Dev. Auth. Rev. (Museum of Art) VRDO	3.250%	9/7/06 (3)	6,125	6,125
California Statewide Community Dev. Auth. Rev. (Riverside County) TRAN	4.500%	6/29/07	50,000	50,375
California Statewide Community Dev. Auth. Rev. (Univ. of San Diego) VRDO	3.390%	9/7/06 LOC	18,415	18,415
Chino Basin CA Regional Financing Auth. Rev. CP	3.520%	10/5/06 LOC	19,500	19,500
1 Coast CA Community College Dist. TOB VRDO	3.440%	9/7/06 (4)	7,500	7,500
Contra Costa CA Housing Finance Agency Home Mortgage Rev. (Park Regency) VRDO	3.370%	9/7/06 LOC	32,500	32,500
1 Contra Costa CA Water Dist. Rev. TOB VRDO	3.440%	9/7/06 (4)	5,640	5,640
Dublin San Ramon CA Services Dist. East Bay Muni. Util. Dist. Recycled Water Auth. CP	3.580%	11/8/06 LOC	50,000	50,000
East Bay CA Muni. Util. Dist. Waste Water System Rev. CP	3.560%	10/19/06 LOC	77,700	77,700
East Bay CA Muni. Util. Dist. Waste Water System Rev. CP	3.530%	12/6/06	64,700	64,700
East Bay CA Muni. Util. Dist. Waste Water System Rev. VRDO	3.300%	9/7/06 (10)	14,400	14,400
East Bay CA Muni. Util. Dist. Waste Water System Rev. VRDO	3.320%	9/7/06 (10)	13,200	13,200
1 East Bay CA Muni. Util. Dist. Water System Rev. TOB VRDO	3.450%	9/7/06 (1)	19,800	19,800
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	3.260%	9/7/06 (10)	13,935	13,935
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	3.260%	9/7/06 (10)	29,900	29,900
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	3.300%	9/7/06 (4)	46,095	46,095
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	3.320%	9/7/06 (10)	24,190	24,190
1 Fontana CA Public Finance Auth. Tax Allocation Rev. TOB VRDO	3.440%	9/7/06 (2)	1,990	1,990
Fresno CA Sewer Rev. VRDO	3.300%	9/7/06 (3)	28,000	28,000
1 Golden West Schools Funding Auth. CA TOB VRDO	3.440%	9/7/06 (1)	4,105	4,105
1 Golden West Schools Funding Auth. CA TOB VRDO	3.440%	9/7/06 (2)	6,155	6,155
Grant CA Joint Union High School Dist VRDO	3.270%	9/7/06 (4)	15,000	15,000
1 GS Pool Trust TOB VRDO	3.510%	9/7/06 (11)	6,738	6,738
Irvine CA Assessment Dist. Improvement Bonds VRDO	3.450%	9/1/06 LOC	10,000	10,000
Irvine CA Public Fac. &Infrastructure Auth. Assessment Rev. VRDO	3.450%	9/1/06 LOC	20,905	20,905
Irvine CA Ranch Water Dist. Rev. VRDO	3.250%	9/1/06 LOC	3,000	3,000
1 Long Beach CA Harbor Rev. TOB VRDO	3.460%	9/7/06 (3)	6,710	6,710
1 Long Beach CA Harbor Rev. TOB VRDO	3.460%	9/7/06 (1)	1,810	1,810
1 Long Beach CA Harbor Rev. TOB VRDO	3.460%	9/7/06 (1)	8,200	8,200
1 Long Beach CA Harbor Rev. TOB VRDO	3.460%	9/7/06 (1)	5,460	5,460
1 Long Beach CA Harbor Rev. TOB VRDO	3.460%	9/7/06 (1)	2,565	2,565
1 Long Beach CA Harbor Rev. TOB VRDO	3.460%	9/7/06 (1)	5,200	5,200
1 Long Beach CA Harbor Rev. TOB VRDO	3.490%	9/7/06 (1)	16,365	16,365
Long Beach CA Harbor Rev. VRDO	3.370%	9/7/06 (1)	67,675	67,675
Long Beach CA Water Rev. CP	3.600%	11/8/06	6,000	6,000
Los Angeles CA Community Redev. Agency Multifamily Housing Rev. (Metro. Lofts Apartments) VRDO	3.460%	9/7/06 LOC	17,750	17,750
Los Angeles CA Convention &Exhibit Center Auth. Lease Rev. VRDO	3.300%	9/7/06 (2)	16,325	16,325
Los Angeles CA Dept. of Airports International Airport Rev. VRDO	3.280%	9/7/06 LOC	20,000	20,000
Los Angeles CA Dept. of Water &Power Rev. CP	3.470%	11/7/06	15,000	15,000
Los Angeles CA Dept. of Water &Power Rev. CP	3.670%	11/7/06	8,000	8,000
1 Los Angeles CA Dept. of Water &Power Rev. TOB VRDO	3.410%	9/7/06 (1)	8,350	8,350
1 Los Angeles CA Dept. of Water &Power Rev. TOB VRDO	3.440%	9/7/06 (4)	5,050	5,050
1 Los Angeles CA Dept. of Water &Power Rev. TOB VRDO	3.450%	9/7/06 (4)	25,000	25,000
1 Los Angeles CA Dept. of Water &Power Rev. TOB VRDO	3.450%	9/7/06 (4)	13,000	13,000
1 Los Angeles CA Dept. of Water &Power Rev. TOB VRDO	3.450%	9/7/06 (2)	17,555	17,555
1 Los Angeles CA Dept. of Water &Power Rev. TOB VRDO	3.450%	9/7/06 (2)	30,000	30,000
Los Angeles CA Dept. of Water &Power Rev. VRDO	3.250%	9/1/06	11,800	11,800
Los Angeles CA Dept. of Water &Power Rev. VRDO	3.480%	9/1/06	19,300	19,300
Los Angeles CA Dept. of Water &Power Rev. VRDO	3.270%	9/7/06	22,725	22,725
Los Angeles CA Dept. of Water &Power Rev. VRDO	3.270%	9/7/06	22,000	22,000
Los Angeles CA Dept. of Water &Power Rev. VRDO	3.270%	9/7/06	67,700	67,700
Los Angeles CA Dept. of Water &Power Rev. VRDO	3.280%	9/7/06	41,350	41,350
Los Angeles CA Dept. of Water &Power Rev. VRDO	3.280%	9/7/06	37,100	37,100
Los Angeles CA Dept. of Water &Power Rev. VRDO	3.320%	9/7/06	13,100	13,100
Los Angeles CA Harbor Dept. CP	3.600%	9/14/06	21,606	21,606
1 Los Angeles CA Harbor Dept. Rev.TOB VRDO	3.460%	9/7/06 (3)	8,450	8,450
Los Angeles CA Multifamily Housing Rev. (Fountain Park) VRDO	3.400%	9/7/06 LOC	18,468	18,468
Los Angeles CA Multifamily Housing Rev. (San Regis) VRDO	3.450%	9/7/06 LOC	23,600	23,600
1 Los Angeles CA TOB VRDO	3.440%	9/7/06 (1)	5,235	5,235
Los Angeles CA TRAN	4.500%	6/29/07	100,000	100,602
Los Angeles CA USD COP VRDO	3.320%	9/7/06 (2)	10,000	10,000
Los Angeles CA USD GO	4.500%	7/1/07	22,500	22,669
1 Los Angeles CA USD GO TOB VRDO	3.440%	9/7/06 (1)	5,950	5,950
1 Los Angeles CA USD GO TOB VRDO	3.440%	9/7/06 (1)	45,955	45,955
1 Los Angeles CA USD GO TOB VRDO	3.440%	9/7/06 (3)	8,380	8,380
1 Los Angeles CA USD GO TOB VRDO	3.440%	9/7/06 (1)(3)	5,240	5,240
1 Los Angeles CA USD GO TOB VRDO	3.440%	9/7/06 (1)	11,120	11,120
1 Los Angeles CA USD GO TOB VRDO	3.440%	9/7/06 (2)	4,985	4,985
1 Los Angeles CA USD GO TOB VRDO	3.440%	9/7/06 (1)	5,330	5,330
1 Los Angeles CA USD GO TOB VRDO	3.440%	9/7/06 (4)	14,890	14,890
1 Los Angeles CA USD GO TOB VRDO	3.440%	9/7/06 (2)	3,855	3,855
1 Los Angeles CA USD GO TOB VRDO	3.440%	9/7/06 (2)	4,500	4,500
1 Los Angeles CA USD GO TOB VRDO	3.440%	9/7/06 (2)	8,300	8,300
1 Los Angeles CA USD GO TOB VRDO	3.440%	9/7/06 (4)	6,415	6,415
1 Los Angeles CA USD GO TOB VRDO	3.440%	9/7/06 (3)	3,245	3,245
1 Los Angeles CA USD GO TOB VRDO	3.440%	9/7/06 (3)	2,990	2,990
1 Los Angeles CA USD GO TOB VRDO	3.450%	9/7/06 (3)	51,975	51,975
1 Los Angeles CA USD GO TOB VRDO	3.450%	9/7/06 (1)	4,900	4,900
1 Los Angeles CA USD TOB VRDO	3.430%	9/7/06 (3)	5,260	5,260
1 Los Angeles CA USD TOB VRDO	3.440%	9/7/06 (4)	12,850	12,850
Los Angeles CA USD TRAN	4.500%	10/18/06	50,000	50,101
1 Los Angeles CA Wastewater System Rev. TOB VRDO	3.440%	9/7/06 (4)	8,640	8,640
1 Los Angeles CA Wastewater System Rev. TOB VRDO	3.450%	9/7/06 (4)	32,750	32,750
1 Los Angeles CA Wastewater System Rev. TOB VRDO	3.450%	9/7/06 (1)	25,000	25,000
1 Los Angeles CA Wastewater System Rev. TOB VRDO	3.450%	9/7/06 (1)	29,035	29,035
1 Los Angeles CA Wastewater System Rev. TOB VRDO	3.450%	9/7/06 (1)	19,730	19,730
Los Angeles CA Wastewater System Rev. VRDO	3.270%	9/7/06 (3)	25,000	25,000
Los Angeles CA Wastewater System Rev. VRDO	3.330%	9/7/06 (3)	23,000	23,000
Los Angeles County CA Housing Auth. Multifamily Housing Rev. VRDO	3.420%	9/7/06 LOC	6,290	6,290
Los Angeles County CA Metro. Transp. Auth. CP	3.500%	11/7/06 LOC	10,000	10,000
1 Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. TOB VRDO	3.440%	9/7/06 (1)	11,595	11,595
1 Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. TOB VRDO	3.450%	9/7/06 (1)	24,750	24,750
1 Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. TOB VRDO	3.450%	9/7/06 (1)	9,565	9,565
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. VRDO	3.250%	9/7/06 (3)	26,670	26,670
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev. VRDO	3.270%	9/7/06 (1)	68,785	68,785
Los Angeles County CA Pension Obligations VRDO	3.250%	9/7/06 (2)	10,905	10,905
Los Angeles County CA Pension Obligations VRDO	3.250%	9/7/06 (2)	4,900	4,900
1 Los Angeles County CA Sanitation Dist. Financing Auth Rev. TOB VRDO	3.450%	9/7/06 (3)	15,670	15,670
Los Angeles County CA TRAN	4.500%	6/29/07	25,000	25,199
Manteca CA Redev. Agency Tax Allocation Rev. VRDO	3.450%	9/1/06 (10)	4,150	4,150
Metro. Water Dist. of Southern California Rev. VRDO	3.300%	9/1/06	35,700	35,700
Metro. Water Dist. of Southern California Rev. VRDO	3.470%	9/1/06	23,200	23,200
Metro. Water Dist. of Southern California Rev. VRDO	3.250%	9/7/06	33,300	33,300
Metro. Water Dist. of Southern California Rev. VRDO	3.260%	9/7/06	21,300	21,299
Metro. Water Dist. of Southern California Rev. VRDO	3.260%	9/7/06	19,000	19,000
Metro. Water Dist. of Southern California Rev. VRDO	3.270%	9/7/06	5,290	5,290
Metro. Water Dist. of Southern California Rev. VRDO	3.270%	9/7/06	3,500	3,500
Metro. Water Dist. of Southern California Rev. VRDO	3.280%	9/7/06	19,300	19,300
Metro. Water Dist. of Southern California Rev. VRDO	3.280%	9/7/06	26,400	26,400
Metro. Water Dist. of Southern California Rev. VRDO	3.280%	9/7/06	10,400	10,400
Metro. Water Dist. of Southern California Rev. VRDO	3.290%	9/7/06	34,600	34,600
Mission Viejo CA Community Dev. Financing Auth. (Mission Viejo Mall Improvement) VRDO	3.350%	9/7/06 LOC	28,300	28,300
1 Modesto CA Irrigation Dist. COP TOB VRDO	3.440%	9/7/06 (2)	2,265	2,265
MSR California Public Power Agency Rev. (San Juan Project) VRDO	3.480%	9/1/06 (1)	5,900	5,900
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	3.450%	9/1/06	14,280	14,280
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	3.450%	9/1/06	1,730	1,730
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	3.450%	9/1/06	4,000	4,000
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	3.370%	9/7/06	25,000	25,000
Newport Beach CA Rev. (Hoag Memorial Hosp.) VRDO	3.370%	9/7/06	10,200	10,200
Northern California Power Agency (Hydroelectric Project) VRDO	3.350%	9/7/06 (1)	34,250	34,250
1 Oakland CA Joint Powers Financing Auth. Lease Rev. TOB VRDO	3.440%	9/7/06 (2)	6,680	6,680
1 Oakland CA Sewer Rev. TOB VRDO	3.440%	9/7/06 (4)	2,440	2,440
Oceanside CA Multifamily Housing Rev. (Lakeridge Apartments) VRDO	3.340%	9/7/06 LOC	36,940	36,940
Orange County CA Apartment Dev. Rev. VRDO	3.350%	9/7/06 LOC	58,200	58,200
Orange County CA Improvement Bonds (Irvine Coast Assessment) VRDO	3.260%	9/1/06 LOC	16,000	16,000
Orange County CA Sanitation Dist. COP VRDO	3.500%	9/1/06	93,550	93,550
Orange County CA Sanitation Dist. COP VRDO	3.270%	9/7/06 (2)	33,940	33,940
Orange County CA Water Dist. COP VRDO	3.250%	9/7/06	25,000	25,000
Otay CA Water Dist. (Capital Project) COP VRDO	3.350%	9/7/06 LOC	9,700	9,700
Pasadena CA COP (City Hall &Park Improvement Project) VRDO	3.300%	9/7/06 (2)	38,000	38,000
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.) VRDO	3.450%	9/1/06 (2)	3,000	3,000
Port of Oakland CA CP	3.500%	9/8/06 LOC	24,000	24,000
Port of Oakland CA CP	3.650%	10/5/06 LOC	35,000	35,000
1 Port of Oakland CA Rev. TOB VRDO	3.440%	9/7/06 (3)	3,803	3,803
1 Port of Oakland CA Rev. TOB VRDO	3.440%	9/7/06 (3)	5,775	5,775
1 Port of Oakland CA Rev. TOB VRDO	3.460%	9/7/06 (3)	6,960	6,960
1 Port of Oakland CA Rev. TOB VRDO	3.460%	9/7/06 (3)	4,730	4,730
1 Port of Oakland CA Rev. TOB VRDO	3.460%	9/7/06 (3)	5,410	5,410
1 Port of Oakland CA Rev. TOB VRDO	3.460%	9/7/06 (3)	5,245	5,245
1 Port of Oakland CA Rev. TOB VRDO	3.460%	9/7/06 (3)	2,770	2,770
1 Port of Oakland CA Rev. TOB VRDO	3.460%	9/7/06 (3)	2,620	2,620
1 Port of Oakland CA Rev. TOB VRDO	3.460%	9/7/06 (3)	2,645	2,645
1 Rancho Santiago CA Community College Dist. TOB VRDO	3.440%	9/7/06 (4)	18,000	18,000
1 Riverside California Community College Dist. TOB VRDO	3.440%	9/7/06 (4)	5,460	5,460
1 Riverside County CA (Election 2003) TOB VRDO	3.440%	9/7/06 (10)	5,205	5,205
1 Sacramento CA Housing Auth. Multifamily Rev. TOB VRDO	3.460%	9/7/06 LOC	9,435	9,435
1 Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	3.440%	9/7/06 (1)	2,090	2,090
1 Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	3.450%	9/7/06 (3)	15,925	15,925
Sacramento County CA (Administration Center &Courthouse) VRDO	3.290%	9/7/06 LOC	28,520	28,520
1 Sacramento County CA Sanitation Dist. Financing Auth. TOB VRDO	3.410%	9/7/06 (1)	15,500	15,500
1 Sacramento County CA Sanitation Dist. Financing Auth. TOB VRDO	3.450%	9/7/06 (2)	7,530	7,530
1 Sacramento County CA Sanitation Dist. Financing Auth. TOB VRDO	3.450%	9/7/06 (2)	6,435	6,435
Sacramento County CA TRAN	4.500%	7/17/07	70,000	70,504
1 San Diego CA Community College Dist. GO TOB VRDO	3.440%	9/7/06 (4)	10,350	10,350
1 San Diego CA Community College Dist. GO TOB VRDO	3.450%	9/7/06 (4)	37,985	37,985
San Diego CA County &School Dist. TRAN	4.500%	7/27/07	75,000	75,509
San Diego CA Housing Auth. Multifamily Housing Rev. (Canyon Rim Apartments) VRDO	3.430%	9/7/06 LOC	32,440	32,440
1 San Diego CA USD TOB VRDO	3.440%	9/7/06 (3)	5,635	5,635
1 San Diego CA USD TOB VRDO	3.440%	9/7/06 (4)	8,110	8,110
1 San Diego CA USD TOB VRDO	3.440%	9/7/06 (3)	2,460	2,460
1 San Diego CA USD TOB VRDO	3.440%	9/7/06 (3)	3,135	3,135
1 San Diego CA USD TOB VRDO	3.450%	9/7/06 (4)	8,570	8,570
San Diego CA USD TRAN	4.500%	7/24/07	50,000	50,345
1 San Diego County CA COP TOB VRDO	3.440%	9/7/06 (2)	6,255	6,255
San Diego County CA Water Auth. CP	3.450%	9/29/06	5,000	5,000
San Diego County CA Water Auth. CP	3.500%	10/3/06	7,000	7,000
San Diego County CA Water Auth. CP	3.530%	11/9/06	4,000	4,000
1 San Diego County CA Water Auth. Rev. COP TOB VRDO	3.440%	9/7/06 (4)	8,295	8,295
1 San Francisco CA Bay Area Rapid Transit Dist. Sales Tax Rev. TOB VRDO	3.440%	9/7/06 (3)	2,745	2,745
San Francisco CA City &County (Laguna Honda Hosp.) VRDO	3.260%	9/7/06 (1)	6,000	6,000
San Francisco CA City &County Finance Corp. Lease Rev. (Moscone Center Expansion) VRDO	3.260%	9/7/06 (2)	44,900	44,900
San Francisco CA City &County International Airport Rev. VRDO	3.300%	9/7/06 (10)	20,000	20,000
San Francisco CA City &County International Airport Rev. VRDO	3.340%	9/7/06 (10)	60,900	60,900
San Francisco CA City &County International Airport Rev. VRDO	3.370%	9/7/06 (10)	10,700	10,700
San Francisco CA City &County International Airport Rev. VRDO	3.380%	9/7/06 (10)	33,200	33,200
San Francisco CA City &County International Airport Rev. VRDO	3.400%	9/7/06 (10)	39,000	39,000
San Francisco CA City &County International Airport Rev. VRDO	3.420%	9/7/06 (10)	20,000	20,000
1 San Francisco CA City &County Public Util. TOB VRDO	3.440%	9/7/06 (1)	8,585	8,585
1 San Francisco CA City &County TOB VRDO	3.440%	9/7/06 (4)	4,340	4,340
1 San Francisco CA City &County USD TOB VRDO	3.440%	9/7/06 (4)	2,755	2,755
1 San Francisco CA City &County USD TOB VRDO	3.440%	9/7/06 (4)	2,645	2,645
San Francisco CA USD TRAN	4.500%	11/21/06	75,000	75,213
San Francisco County CA Transp. Auth. CP	3.570%	9/7/06	10,250	10,250
San Francisco County CA Transp. Auth. CP	3.700%	11/15/06	10,000	10,000
San Jose CA Financing Auth. Lease Rev. VRDO	3.350%	9/7/06 (10)	12,700	12,700
1 San Jose CA Redev. Agency TOB VRDO	3.440%	9/7/06 (1)	5,330	5,330
San Jose CA Redev. Agency VRDO	3.370%	9/7/06 LOC	16,100	16,100
San Jose CA Redev. Agency VRDO	3.420%	9/7/06 LOC	9,800	9,800
1 San Jose CA USD GO TOB VRDO	3.440%	9/7/06 (3)	5,435	5,435
San Jose/Santa Clara CA Clean Water &Sewer Finance Auth. VRDO	3.250%	9/7/06 (4)	13,200	13,200
1 San Ramon Valley CA USD GO TOB VRDO	3.440%	9/7/06 (4)	5,175	5,175
1 San Ramon Valley CA USD GO TOB VRDO	3.440%	9/7/06 (4)	3,365	3,365
Santa Cruz County CA TRAN	4.500%	7/12/07	43,500	43,791
Santa Rosa CA Waste Water Rev. VRDO	3.330%	9/7/06 LOC	14,000	14,000
1 Saugus CA USD TOB VRDO	3.440%	9/7/06 (4)	4,855	4,855
Sonoma County CA TRAN	4.250%	10/16/06	44,400	44,472
1 Southern California Home Financing Auth. Single Family Mortgage Rev. TOB VRDO	3.480%	9/7/06	62,695	62,695
Southern California Home Financing Auth. Single Family Mortgage Rev. VRDO	3.440%	9/7/06	19,000	19,000
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	3.260%	9/7/06 (2)LOC	28,000	28,000
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	3.280%	9/7/06 (4)	55,150	55,150
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	3.280%	9/7/06 (4)	6,595	6,595
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	3.320%	9/7/06 (4)	13,165	13,165
Univ. of California Regents CP	3.450%	9/29/06	23,900	23,900
Univ. of California Regents CP	3.580%	10/6/06	29,700	29,700
Univ. of California Regents CP	3.490%	11/7/06	25,000	25,000
Univ. of California Regents CP	3.530%	12/7/06	25,000	25,000
1 Univ. of California Rev. TOB VRDO	3.350%	9/7/06 (4)	7,000	7,000
1 Univ. of California Rev. TOB VRDO	3.440%	9/7/06 (4)	2,610	2,610
1 Univ. of California Rev. TOB VRDO	3.440%	9/7/06 (2)	11,670	11,670
1 Univ. of California Rev. TOB VRDO	3.440%	9/7/06 (3)	3,015	3,015
1 Univ. of California Rev. TOB VRDO	3.440%	9/7/06 (4)	6,470	6,470
1 Univ. of California Rev. TOB VRDO	3.450%	9/7/06 (2)	2,450	2,450
1 Univ. of California Rev. TOB VRDO	3.450%	9/7/06 (4)	20,000	20,000
1 West Contra Costa CA USD TOB VRDO	3.520%	9/7/06 (3)	10,210	10,210
1 Westlands CA Water Dist. COP TOB VRDO	3.440%	9/7/06 (1)	12,600	12,600
1 Yosemite CA Community College Dist. TOB VRDO	3.450%	9/7/06 (3)	17,520	17,520
Outside California :
1 Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.400%	9/7/06 (3)(4)	7,950	7,950
1 Puerto Rico GO TOB VRDO	3.410%	9/7/06 (4)	16,680	16,680
1 Puerto Rico GO TOB VRDO	3.410%	9/7/06 (1)	24,995	24,995
1 Puerto Rico GO TOB VRDO	3.410%	9/7/06 (3)	14,655	14,655
Puerto Rico Govt. Dev. Bank VRDO	3.290%	9/7/06 (1)	1,800	1,800
Puerto Rico Highway &Transp. Auth. Rev. VRDO	3.300%	9/7/06 (2)	4,300	4,300

Total Municipal Bonds (Cost $7,032,554)				7,032,554

Other Assets and Liabilities—Net (0.3%)				18,358

Net Assets (100%)				7,050,912

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of these securities was $1,633,781,000, representing 23.2% of net assets.

KEY TO ABBREVIATIONS

ARS- Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard California Long-Term Tax-Exempt Fund
Schedule of Investments
August 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.4%)

ABAG Finance Auth. for Non-Profit Corp. California (Children's Hosp. Medical Center) COP	6.000%	12/1/29 (2)	3,000	3,224
ABAG Finance Auth. for Non-Profit Corp. California (School of the Mechanical Arts)	5.250%	10/1/26	1,000	1,044
ABAG Finance Auth. for Non-Profit Corp. California (School of the Mechanical Arts)	5.300%	10/1/32	3,180	3,310
Alameda CA Corridor Transp. Auth. Rev	5.125%	10/1/17 (1)	5,000	5,251
Alameda CA Corridor Transp. Auth. Rev	5.125%	10/1/18 (1)	2,000	2,100
Alameda CA Corridor Transp. Auth. Rev	0.000%	10/1/30 (2)	15,000	4,877
Alameda CA Corridor Transp. Auth. Rev	0.000%	10/1/36 (1)	20,000	4,858
Alameda County CA USD	0.000%	8/1/24 (4)	3,510	1,570
Alameda County CA USD	0.000%	8/1/29 (4)	5,000	1,724
Anaheim CA Public Finance Auth. Distribution System Rev	5.000%	10/1/21 (1)	3,390	3,601
Bay Area Toll Auth. CA Toll Bridge Rev	5.000%	4/1/31	20,000	21,073
Cabrillo CA Community College Dist. Rev	0.000%	8/1/28 (1)	2,250	820
California County CA Tobacco Securitization Agency	0.000%	6/1/28	7,500	6,226
California County CA Tobacco Securitization Agency	0.000%	6/1/36	7,500	6,219
California Dept. of Veteran Affairs Rev	5.450%	12/1/19 (2)	1,830	1,855
California Educ. Fac. Auth. Rev. (College of Arts &Crafts)	6.875%	6/1/19	1,615	1,947
California Educ. Fac. Auth. Rev. (College of Arts &Crafts)	5.750%	6/1/25	2,000	2,095
California Educ. Fac. Auth. Rev. (Occidental College)	5.700%	10/1/07 (1)(Prere.)	11,565	12,067
California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/25	2,000	2,097
California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/30	3,500	3,622
California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/36	8,985	9,244
California GO	5.250%	10/1/06 (3)(Prere.)	12,725	12,870
California GO	6.250%	9/1/12 (3)	9,000	10,254
California GO	7.000%	11/1/13 (3)	65	65
California GO	5.250%	10/1/14 (3)	2,885	2,917
California GO	6.000%	8/1/19 (3)	210	212
California GO	5.250%	2/1/23 (1)	11,455	13,017
California GO	5.125%	2/1/26	15,325	16,210
California GO	5.125%	2/1/27	10,000	10,551
California GO	5.000%	6/1/34	40,000	41,396
California GO VRDO	3.250%	9/7/06 LOC	2,100	2,100
California Health Fac. Finance Auth. Rev. (California-Nevada Methodist)	5.000%	7/1/36	2,075	2,146
California Health Fac. Finance Auth. Rev. (Casa Colina)	6.125%	4/1/32	10,000	10,682
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.750%	7/1/15 (2)	500	506
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/17 (1)	21,890	22,368
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	4.750%	7/1/19 (1)	765	765
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	7,240
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/34	10,000	10,237
California Health Fac. Finance Auth. Rev. (Scripps Health)	5.000%	10/1/08 (1)(Prere.)	5,000	5,202
California Housing Finance Agency Home Mortgage Rev	6.050%	8/1/27 (2)	5,000	5,100
California Infrastructure &Econ. Dev. Bank Rev. (Asian Art Museum)	5.250%	6/1/07 (1)(Prere.)	6,245	6,390
California Infrastructure &Econ. Dev. Bank Rev. (Bay Area Toll)	5.000%	1/1/28 (3)(Prere.)	7,500	8,339
California Infrastructure &Econ. Dev. Bank Rev. (California Science Center)	5.000%	5/1/31 (3)	7,635	8,035
California Infrastructure &Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/18	3,905	4,165
California Infrastructure &Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/20	1,500	1,598
California Infrastructure &Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.250%	10/1/34	20,040	20,783
California Infrastructure &Econ. Dev. Bank Rev. (Kaiser Hosp. Assn.)	5.500%	8/1/31	7,610	8,021
California Infrastructure &Econ. Dev. Bank Rev. (Kaiser Hosp. Assn.)	5.550%	8/1/31	5,500	5,818
California Infrastructure &Econ. Dev. Bank Rev. (Workers' Compensation)	5.250%	10/1/14 (2)	25,815	28,287
California Infrastructure &Econ. Dev. Bank Rev. (YMCA of Metro. LA)	5.250%	2/1/26 (2)	4,750	5,034
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/17	10,000	10,637
California Polytechnical Univ. Rev. (Pomona Student Union)	5.625%	7/1/09 (3)(Prere.)	3,000	3,203
California Polytechnical Univ. Rev. (Pomona Student Union)	5.625%	7/1/09 (3)(Prere.)	5,260	5,617
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	1/1/15 (2)	4,000	4,349
California Public Works Board Lease Rev. (Dept. of Corrections)	5.250%	1/1/16 (2)	5,500	6,103
California Public Works Board Lease Rev. (Dept. of Corrections)	5.625%	11/1/16 (1)	3,200	3,274
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	1/1/17	6,000	6,444
California Public Works Board Lease Rev. (Dept. of Corrections)	6.500%	9/1/17 (2)	30,000	36,344
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/17 (1)	13,835	14,910
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/19 (1)	15,230	16,280
California Public Works Board Lease Rev. (Dept. of Health Services)	5.750%	11/1/09 (1)(Prere.)	7,885	8,490
California Public Works Board Lease Rev. (UCLA Hosp.)	5.375%	10/1/19 (4)	6,375	6,894
California Public Works Board Lease Rev. (Univ. of California)	5.375%	10/1/17 (2)	10,250	10,469
California Public Works Board Lease Rev. (Univ. of California)	5.000%	5/1/30	17,000	17,740
California State Dept. of Water Resources Power Supply Rev	5.125%	5/1/12 (Prere.)	20,000	21,767
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/13	18,000	20,222
California State Dept. of Water Resources Power Supply Rev. VRDO	3.480%	9/1/06 LOC	1,400	1,400
California State Dept. of Water Resources Power Supply Rev. VRDO	3.500%	9/1/06 LOC	7,000	7,000
California State Dept. of Water Resources Power Supply Rev. VRDO	3.270%	9/7/06 (4)	3,300	3,300
California State Dept. of Water Resources Power Supply Rev. VRDO	3.270%	9/7/06 LOC	16,200	16,200
California State Dept. of Water Resources Power Supply Rev. VRDO	3.300%	9/7/06 (2)	30,615	30,615
California State Econ. Recovery Bonds	5.250%	7/1/14	24,000	26,440
California State Econ. Recovery Bonds	5.000%	7/1/17 (3)	35,700	37,767
California State Univ. Rev. &Colleges Housing System Rev	5.625%	11/1/09 (3)(Prere.)	6,920	7,430
California State Univ. Rev. Systemwide	5.250%	11/1/19 (4)	5,000	5,443
California State Univ. Rev. Systemwide	5.250%	11/1/20 (4)	4,745	5,153
California State Univ. Rev. Systemwide	5.000%	11/1/21 (2)	17,215	18,386
1 California State Univ. TOB VRDO	3.450%	9/7/06 (1)	4,420	4,420
California Statewide Community Dev. Auth. Rev. (Adventist Health)	5.000%	3/1/35	14,500	14,861
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/30	5,000	5,215
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/35	5,250	5,462
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/39	5,000	5,076
California Statewide Community Dev. Auth. Rev. (Henry Mayo Newhall Memorial Hosp.)	5.000%	10/1/18	5,875	6,076
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.100%	5/17/10	3,225	3,306
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.250%	5/15/13	7,000	7,183
California Statewide Community Dev. Auth. Rev. (John Muir Health Services)	5.000%	8/15/32	10,880	11,224
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.500%	11/1/32	18,250	19,133
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente)	5.250%	3/1/45	35,000	36,543
California Statewide Community Dev. Auth. Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.750%	6/1/30 (2)	8,000	8,190
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/23	20,000	22,124
California Statewide Community Dev. Auth. Rev. (Sutter Health)	5.500%	8/15/34	10,885	11,638
Capistrano CA Unified Public Schools Rev	5.700%	9/1/16 (2)	10,000	10,200
Central Coast California Water Auth. Rev	5.000%	10/1/16 (2)	6,850	6,994
Chino Basin CA Regional Financing Auth. Rev. (Inland Empire Util. Agency Sewer)	5.750%	11/1/09 (1)(Prere.)	3,325	3,582
Chino Basin CA Regional Financing Auth. Rev. (Inland Empire Util. Agency Sewer)	5.750%	11/1/09 (1)(Prere.)	1,000	1,077
Chino Basin CA Regional Financing Auth. Rev. (Muni. Water Dist. Sewer System)	6.000%	8/1/16 (2)	5,500	5,511
Clovis CA USD GO	0.000%	8/1/09 (3)(ETM)	7,570	6,802
Clovis CA USD GO	0.000%	8/1/09 (3)(ETM)	7,500	6,739
Clovis CA USD GO	0.000%	8/1/13 (3)	4,935	3,783
Clovis CA USD GO	0.000%	8/1/15 (3)	2,770	1,937
Clovis CA USD GO	0.000%	8/1/16 (3)	2,865	1,910
Clovis CA USD GO	0.000%	8/1/26 (3)	6,000	2,430
Clovis CA USD GO	0.000%	8/1/27 (3)	8,000	3,077
Clovis CA USD GO	0.000%	8/1/29 (3)	8,005	2,761
Contra Costa CA Water Dist. Rev	5.000%	10/1/17 (4)	7,015	7,460
Culver City CA Wastewater Fac. Rev	5.700%	9/1/29 (3)	5,000	5,356
East Bay CA Muni. Util. Dist. Water System Rev	5.250%	6/1/18	4,000	4,140
Eastern California Muni. Water. Dist. Water &Sewer Rev	6.750%	7/1/12 (3)	8,500	9,752
Escondido CA Union High School Dist	0.000%	11/1/20 (1)	4,000	2,153
Evergreen CA School Dist. GO	5.625%	9/1/08 (3)(Prere.)	6,300	6,625
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/29 (2)	9,450	9,914
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/32 (2)	12,825	13,400
Fontana CA USD	5.250%	8/1/27 (4)	6,700	7,202
Fontana CA USD	5.250%	8/1/31 (4)	6,250	6,701
Foothill/Eastern Corridor Agency California Toll Road Rev	5.000%	1/15/16 (1)	8,400	8,825
Foothill/Eastern Corridor Agency California Toll Road Rev	5.125%	1/15/19 (1)	5,200	5,463
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/26	10,000	9,019
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/28 (1)	15,000	14,222
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/33	10,000	2,163
Foothill/Eastern Corridor Agency California Toll Road Rev	0.000%	1/15/34	10,000	2,034
Foothill/Eastern Corridor Agency California Toll Road Rev	5.750%	1/15/40 (1)	12,000	12,823
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/17 (1)	3,000	1,902
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/22 (1)	3,850	1,896
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/22	5,590	6,786
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/23 (1)	3,590	1,685
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/25 (1)	2,390	1,017
Fresno CA Airport Rev	5.500%	7/1/30 (4)	1,500	1,594
Fullerton Univ. California Rev	5.700%	7/1/20 (1)	2,165	2,340
Golden State Tobacco Securitization Corp. California	5.375%	6/1/10 (Prere.)	25,000	26,563
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (3)(Prere.)	5,000	5,524
Golden State Tobacco Securitization Corp. California	5.000%	6/1/30 (2)	20,000	20,693
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (1)(Prere.)	1,735	1,881
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (1)(Prere.)	2,370	2,570
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (1)(Prere.)	1,550	1,681
Helix CA Water Dist. COP	5.000%	4/1/19 (4)	4,250	4,416
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/18 (4)	6,300	6,768
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/21 (4)	8,000	8,505
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/30 (2)	19,175	20,080
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/34 (2)	16,000	16,691
Kern CA High School Dist. GO	6.400%	8/1/14 (1)(ETM)	1,490	1,767
Kern CA High School Dist. GO	6.400%	8/1/15 (1)(ETM)	1,645	1,974
Kern CA High School Dist. GO	6.400%	8/1/16 (1)(ETM)	1,815	2,202
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,570	1,721
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,775	1,946
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	2,000	2,193
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,890	2,072
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/20	6,155	6,376
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/21	2,500	2,580
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.500%	11/1/13 (2)	3,680	4,000
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.500%	11/1/18 (2)	4,675	5,066
Long Beach CA Finance Auth. Lease Rev. (Rainbow Harbor)	5.125%	5/1/09 (2)(Prere.)	5,500	5,786
Long Beach CA Finance Auth. Lease Rev. (Temple &Willis Fac.)	5.500%	10/1/18 (1)	5,030	5,310
Long Beach CA Finance Auth. Tax Rev	5.500%	8/1/26 (2)	7,570	8,866
Long Beach CA Finance Auth. Tax Rev	5.500%	8/1/31 (2)	4,015	4,747
Long Beach CA Harbor Rev	5.000%	5/15/17 (3)	3,655	3,933
Los Angeles CA Community College Dist. GO	5.500%	8/1/11 (1)(Prere.)	8,810	9,595
Los Angeles CA Dept. of Airports International Airport Rev	5.250%	5/15/17 (3)	6,800	7,294
Los Angeles CA Dept. of Water &Power Rev	5.000%	10/15/18 (1)(ETM)	11,600	12,001
Los Angeles CA Dept. of Water &Power Rev	5.250%	7/1/21 (4)	2,830	2,993
Los Angeles CA Dept. of Water &Power Rev	5.000%	7/1/25 (4)	20,000	21,185
Los Angeles CA Dept. of Water &Power Rev	5.000%	7/1/36 (3)	2,925	3,025
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/17 (2)	3,095	3,299
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/19 (2)	5,975	6,369
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/20 (2)	9,455	10,078
Los Angeles CA USD GO	5.250%	7/1/14 (1)	12,715	13,911
Los Angeles CA USD GO	5.000%	7/1/26 (2)	8,745	9,282
Los Angeles CA USD GO	5.000%	7/1/27 (2)	11,280	11,982
Los Angeles CA USD GO	5.000%	7/1/30 (3)	7,500	7,935
Los Angeles CA Wastewater System Rev	6.000%	6/1/21 (3)	4,000	4,875
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.250%	7/1/07 (1)(Prere.)	7,700	7,890
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.250%	7/1/07 (1)(Prere.)	2,710	2,777
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.250%	7/1/16 (1)	4,790	4,897
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.000%	7/1/19 (4)	6,170	6,430
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	10/1/07 (1)(Prere.)	5,500	5,645
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/07 (Prere.)	2,905	2,997
Los Angeles County CA Public Works Financing Auth. Rev	5.125%	12/1/07 (2)(Prere.)	16,000	16,484
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	5/1/10 (2)(Prere.)	4,700	4,987
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/12	1,595	1,640
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	10/1/16 (1)	3,040	3,113
Los Angeles County CA Public Works Financing Auth. Rev	5.500%	10/1/18 (4)	2,700	2,997
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/23 (1)	4,000	4,249
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/24 (1)	4,000	4,237
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/25 (1)	2,165	2,288
Los Angeles County CA Schools COP	0.000%	8/1/14 (2) (ETM)	1,000	728
Los Angeles County CA Schools COP	0.000%	8/1/20 (2)	2,095	1,128
Metro. Water Dist. of Southern California Rev	8.000%	7/1/08 (ETM)	2,000	2,159
Metro. Water Dist. of Southern California Rev	5.000%	7/1/28	4,235	4,495
Metro. Water Dist. of Southern California Rev	5.000%	7/1/29	5,500	5,828
Metro. Water Dist. of Southern California Rev	5.000%	7/1/35	16,935	17,835
Metro. Water Dist. of Southern California Rev. VRDO	3.300%	9/1/06	7,000	7,000
Modesto CA High School Dist. GO	0.000%	8/1/15 (3)	5,000	3,496
Modesto CA High School Dist. GO	0.000%	8/1/17 (3)	3,000	1,902
Modesto CA High School Dist. GO	0.000%	8/1/18 (3)	3,225	1,942
Modesto CA Irrigation Dist. COP	5.000%	7/1/20 (1)	2,175	2,291
Modesto CA Irrigation Dist. COP	5.000%	10/1/31 (2)	14,540	15,292
Modesto CA Irrigation Dist. COP	5.000%	10/1/36 (2)	14,795	15,511
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/11 (2)(ETM)	8,125	8,743
Modesto CA Irrigation Dist. Finance Auth. Rev. (Woodland Project)	6.500%	10/1/22 (2)(ETM)	9,750	11,888
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/16 (4)	1,010	1,081
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/17 (4)	1,060	1,127
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/18 (4)	1,115	1,184
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/19 (4)	1,120	1,189
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/20 (4)	1,180	1,253
Mount San Antonio California Community College Dist	5.250%	8/1/14 (1)(Prere.)	2,720	3,014
Mount San Antonio California Community College Dist	5.250%	8/1/14 (1)(Prere.)	2,860	3,169
Mount San Antonio California Community College Dist	5.250%	8/1/14 (1)(Prere.)	3,010	3,336
Mount San Antonio California Community College Dist	5.250%	8/1/14 (1)(Prere.)	3,170	3,513
Mount San Antonio California Community College Dist	5.250%	8/1/14 (1)(Prere.)	3,335	3,696
Mount San Antonio California Community College Dist	5.250%	8/1/14 (1)(Prere.)	2,000	2,216
MSR California Public Power Agency Rev. (San Juan Project)	6.125%	7/1/13 (2)	8,000	8,859
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/20 (1)(ETM)	34,090	40,681
Natomas CA USD GO	5.200%	9/1/19 (3)	5,000	5,239
New Haven CA USD GO	12.000%	8/1/16 (4)	2,480	4,091
New Haven CA USD GO	12.000%	8/1/17 (4)	1,500	2,551
Newark CA USD GO	0.000%	8/1/11 (4)	1,670	1,394
Newark CA USD GO	0.000%	8/1/12 (4)	1,820	1,458
Newark CA USD GO	0.000%	8/1/13 (4)	2,050	1,572
North City West CA School Fac. Finance Auth	6.000%	9/1/06 (4)(Prere.)	2,000	2,040
North Orange County CA Community College Dist. GO	5.375%	8/1/12 (1)(Prere.)	5,080	5,600
Northern California Power Agency (Hydroelectric Project)	6.300%	7/1/18 (1)	10,000	12,144
Northern California Power Agency (Hydroelectric Project)	7.500%	7/1/21 (2)(Prere.)	1,810	2,434
Northern California Power Agency (Hydroelectric Project)	5.000%	7/1/28 (1)	14,255	14,631
Oakland CA Redev. Agency (Central Dist.)	5.500%	2/1/14 (2)	5,500	5,894
Oakland CA Redev. Agency Tax Allocation (Coliseum Area)	5.250%	9/1/27	2,380	2,476
Oakland CA Redev. Agency Tax Allocation (Coliseum Area)	5.250%	9/1/33	3,730	3,873
Oceanside CA Community Dev. Comm. Multifamily Rental Housing Rev. PUT	4.450%	4/1/11	4,260	4,335
Palmdale CA COP	5.250%	9/1/19 (1)	1,310	1,420
Palmdale CA COP	5.250%	9/1/20 (1)	1,450	1,569
Palmdale CA COP	5.250%	9/1/21 (1)	1,605	1,734
Palmdale CA COP	5.250%	9/1/22 (1)	1,765	1,904
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.700%	9/2/18	890	914
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.700%	9/2/19	895	919
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.750%	9/2/20	890	914
Palo Alto CA Improvement Rev. (Univ. Avenue Area Parking)	5.750%	9/2/26	4,460	4,569
Palomar Pomerado Health System California Rev	5.375%	11/1/11 (1)	3,865	4,068
Palomar Pomerado Health System California Rev	5.375%	11/1/13 (1)	6,730	7,060
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/19 (2)	1,150	656
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/21 (2)	2,575	1,330
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/22 (2)	3,755	1,841
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	0.000%	8/1/24 (2)	1,000	445
Pittsburg CA Redev. Agency Tax Allocation (Los Medanos Community Dev.)	5.700%	8/1/32 (4)	7,000	7,828
Pomona CA USD GO	5.600%	8/1/14 (1)(ETM)	1,585	1,794
Pomona CA USD GO	5.600%	8/1/15 (1)(ETM)	2,000	2,281
Pomona CA USD GO	5.600%	8/1/16 (1)(ETM)	1,000	1,148
Pomona CA USD GO	7.500%	8/1/17 (1)(ETM)	2,540	3,344
Port of Oakland CA Rev	5.400%	11/1/17 (1)	16,705	17,360
Port of Oakland CA Rev	5.500%	11/1/17 (1)	4,350	4,513
Rancho Mirage CA Joint Powers Financing Auth. Rev. (Eisenhower Medical Center)	5.625%	7/1/34	12,000	13,018
Rancho Mirage CA Redev. Agency Tax Allocation	5.125%	4/1/21 (1)	2,650	2,780
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/26 (1)	2,905	3,075
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/33 (1)	3,000	3,143
Riverside County CA Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/13 (1)	5,000	3,844
Riverside County CA Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/14 (1)	2,000	1,466
Riverside County CA Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/15 (1)	2,000	1,398
Sacramento CA Financing Auth. Lease Rev	5.375%	11/1/14 (2)	9,750	10,563
Sacramento CA Financing Auth. Lease Rev	5.400%	11/1/20 (2)	6,785	7,665
Sacramento CA Muni. Util. Dist. Rev	5.800%	7/1/19 (2)	6,000	7,102
Sacramento CA Muni. Util. Dist. Rev	5.900%	7/1/20 (2)	15,850	19,025
Sacramento County CA Airport Rev	5.250%	7/1/18 (4)	2,305	2,476
Sacramento County CA Public Fac. Finance Corp. COP (Main Detention Fac.)	5.500%	6/1/10 (1)(ETM)	4,760	4,960
Sacramento County CA Sanitation Dist. Financing Auth	5.000%	12/1/26 (3)	5,000	5,313
Sacramento County CA Sanitation Dist. Financing Auth	5.000%	12/1/27 (3)	7,470	7,931
Sacramento County CA Sanitation Dist. Financing Auth	5.000%	12/1/29 (3)	7,890	8,358
Sacramento County CA Sanitation Dist. Financing Auth	5.000%	12/1/30 (3)	5,650	5,980
Sacramento County CA Sanitation Dist. Financing Auth	5.000%	12/1/35 (2)	15,000	15,711
San Bernardino CA Multifamily Housing Rev. (Alta Park Mountain Vista Apartments) PUT	4.450%	5/1/10 (Prere.)	7,000	7,236
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (1)	17,915	21,190
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (1)	8,940	10,335
San Diego CA USD GO	0.000%	7/1/15 (3)	5,370	3,768
San Diego CA USD GO	0.000%	7/1/16 (3)	4,565	3,054
San Diego CA USD GO	5.500%	7/1/22 (4)	12,790	14,827
San Diego CA USD GO	5.500%	7/1/23 (1)	8,205	9,537
San Diego CA USD GO	5.500%	7/1/23 (4)	9,210	10,705
San Diego CA USD GO	5.500%	7/1/24 (1)	10,000	11,661
San Diego CA USD GO	5.500%	7/1/25 (1)	9,000	10,538
San Diego CA Water Auth. Rev. COP	5.250%	5/1/08 (3)(Prere.)	14,290	14,846
San Diego CA Water Auth. Rev. COP	5.000%	5/1/17	2,300	2,366
San Diego County CA COP	5.250%	10/1/21	1,485	1,551
San Diego County CA COP	5.000%	2/1/28 (2)	2,000	2,095
San Diego County CA COP	5.250%	10/1/28	2,745	2,848
San Diego County CA COP	5.000%	2/1/30 (2)	2,345	2,450
San Diego County CA COP	5.375%	10/1/41	8,545	8,853
San Francisco CA Bay Area Rapid Transit Rev	6.750%	7/1/10 (2)	6,370	7,092
San Francisco CA Bay Area Rapid Transit Rev	6.750%	7/1/11 (2)	7,455	8,502
San Francisco CA City &County International Airport Rev	5.250%	5/1/16 (1)	4,305	4,608
San Francisco CA City &County International Airport Rev	5.250%	5/1/18 (1)	4,770	5,104
San Francisco CA City &County International Airport Rev	5.250%	5/1/19 (1)	5,020	5,372
San Francisco CA City &County International Airport Rev	5.125%	5/1/20 (1)	6,320	6,590
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/21 (1)	12,385	6,570
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/24 (1)	15,000	6,842
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/25 (1)	18,250	7,957
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/30 (1)	7,000	2,353
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/31 (1)	11,950	3,815
San Jose CA Redev. Agency	6.000%	8/1/11 (1)(ETM)	2,915	3,240
San Jose CA Redev. Agency	6.000%	8/1/11 (1)	5,930	6,565
San Jose CA Redev. Agency	5.000%	8/1/18 (1)	1,525	1,602
San Juan CA USD GO	0.000%	8/1/13 (4)	2,220	1,702
San Juan CA USD GO	0.000%	8/1/14 (4)	2,610	1,912
San Juan CA USD GO	0.000%	8/1/16 (4)	2,000	1,333
San Juan CA USD GO	0.000%	8/1/18 (4)	1,785	1,075
San Juan CA USD GO	0.000%	8/1/19 (4)	2,210	1,264
San Juan CA USD GO	0.000%	8/1/20 (4)	4,930	2,683
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/19	2,575	2,725
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/20	1,000	1,058
San Mateo CA Redev. Auth. Tax Allocation	5.500%	8/1/21	2,635	2,800
San Mateo County CA Finance Auth. Rev	6.500%	7/1/13 (1)	14,560	16,366
San Mateo County CA Joint Powers Auth. Lease Rev	5.000%	7/1/21 (1)	3,500	3,823
San Ramon Valley CA USD GO	0.000%	7/1/09 (3)	4,895	4,419
San Ramon Valley CA USD GO	0.000%	7/1/10 (3)	7,050	6,133
San Ramon Valley CA USD GO	0.000%	7/1/12 (3)	6,645	5,341
San Ramon Valley CA USD GO	0.000%	7/1/13 (3)	7,430	5,714
San Ramon Valley CA USD GO	0.000%	7/1/14 (3)	8,290	6,093
San Ramon Valley CA USD GO	0.000%	7/1/15 (3)	5,605	3,933
Santa Ana CA Finance Auth. Rev	6.250%	7/1/16 (1)	5,345	6,346
Santa Ana CA Finance Auth. Rev	6.250%	7/1/17 (1)	2,000	2,400
Santa Clara CA Electric Rev	5.250%	7/1/19 (1)	2,200	2,386
Santa Clara CA Electric Rev	5.250%	7/1/20 (1)	1,550	1,681
Santa Clara CA Electric Rev	5.000%	7/1/21 (1)	4,895	5,158
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/10 (2)	5,785	6,216
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/13 (2)	5,050	5,423
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/14 (2)	5,325	5,719
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/15 (2)	5,620	6,035
Santa Clara Valley CA Transp. Auth. Rev. PUT	5.500%	10/2/06 (2)	11,000	11,019
Santa Monica-Malibu CA USD Rev	0.000%	8/1/20 (3)	6,715	3,654
Santa Rosa CA Waste Water Rev	6.000%	7/2/15 (2)	7,000	7,865
Santa Rosa CA Waste Water Rev	6.000%	9/1/15 (3)	5,580	6,290
Solano County CA COP	5.250%	11/1/19 (1)	3,785	4,084
Solano County CA COP	5.250%	11/1/21 (1)	3,770	4,040
South San Francisco CA Redev. Agency Tax Allocation	5.000%	9/1/35 (3)	8,610	9,010
Southern California Public Power Auth. Rev. (Transmission Project)	5.750%	7/1/21 (1)	220	220
Southern California Public Power Auth. Rev. (Transmission Project) VRDO	3.320%	9/7/06 (4)	3,300	3,300
Tobacco Securitization Auth. Rev. (Southern California Tobacco Settlement)	4.750%	6/1/25	8,750	8,866
Ukiah CA Electric Rev	6.000%	6/1/08 (1)	2,000	2,038
Ukiah CA Electric Rev	6.250%	6/1/18 (1)	6,000	6,942
Union CA Elementary School Dist. GO	0.000%	9/1/15 (3)	3,860	2,690
Union CA Elementary School Dist. GO	0.000%	9/1/16 (3)	1,500	996
Union CA Elementary School Dist. GO	0.000%	9/1/17 (3)	2,295	1,450
Union CA Elementary School Dist. GO	0.000%	9/1/18 (3)	1,630	978
Union CA Elementary School Dist. GO	0.000%	9/1/19 (3)	1,750	998
Union CA Elementary School Dist. GO	0.000%	9/1/20 (3)	2,300	1,247
Union CA Elementary School Dist. GO	0.000%	9/1/21 (3)	2,000	1,032
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/18 (4)	3,695	3,908
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/19 (4)	3,000	3,172
Vallejo CA Sanitation &Flood Control COP	5.000%	7/1/19 (3)	5,000	5,472
2 Walnut Valley CA USD	6.000%	8/1/12 (2)(ETM)	1,790	2,021
2 Walnut Valley CA USD	6.000%	8/1/13 (2)(ETM)	1,980	2,266
Walnut Valley CA USD	6.000%	8/1/14 (2)(ETM)	2,205	2,555
Walnut Valley CA USD	6.000%	8/1/15 (2)(ETM)	2,470	2,890
Walnut Valley CA USD	6.000%	8/1/16 (2)(ETM)	2,690	3,175
West Contra Costa CA USD	0.000%	8/1/30 (3)	6,235	2,043
West Contra Costa CA USD	0.000%	8/1/31 (3)	6,670	2,076
West Contra Costa CA USD	0.000%	8/1/32 (3)	7,650	2,260
West Contra Costa CA USD	0.000%	8/1/33 (3)	9,780	2,757
West Contra Costa CA USD	0.000%	8/1/34 (3)	10,270	2,762
Whittier CA Insured Health Fac. Rev. (Presbyterian Hosp.)	6.250%	6/1/07 (1)	4,260	4,342
Whittier CA Insured Health Fac. Rev. (Presbyterian Hosp.)	6.250%	6/1/08 (1)	3,530	3,686
Yuba City CA USD	0.000%	9/1/15 (3)	1,870	1,303
Yuba City CA USD	0.000%	9/1/17 (3)	2,060	1,301
Yuba City CA USD	0.000%	9/1/19 (3)	2,270	1,294
Outside California:
Guam International Airport Auth. Rev	5.000%	10/1/09 (1)	5,720	5,921
Puerto Rico GO	5.500%	7/1/16 (1)	10,000	11,344
Puerto Rico GO	5.500%	7/1/19 (2)	6,500	7,457
Puerto Rico GO	5.250%	7/1/27	10,000	10,615
Puerto Rico GO	5.000%	7/1/33	7,500	7,643
Puerto Rico Govt. Dev. Bank CP	3.850%	10/5/06	5,500	5,499
Puerto Rico Govt. Dev. Bank VRDO	3.290%	9/7/06 (1)	5,500	5,500
Puerto Rico Highway &Transp. Auth. Rev	5.250%	7/1/10	5,000	5,234
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/21 (3)	5,000	5,778
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/22 (3)	12,000	13,911
Puerto Rico Muni. Finance Agency	5.250%	7/1/19 (11)	2,250	2,520
Puerto Rico Muni. Finance Agency	5.250%	8/1/19 (4)	7,000	7,861
Puerto Rico Muni. Finance Agency	5.250%	7/1/20 (11)	1,300	1,461
Puerto Rico Muni. Finance Agency	5.250%	8/1/20 (11)	2,255	2,536
Puerto Rico Muni. Finance Agency	5.250%	7/1/21 (11)	1,445	1,627
Puerto Rico Muni. Finance Agency	5.250%	8/1/22 (11)	3,000	3,385
Puerto Rico Muni. Finance Agency	5.250%	8/1/23 (11)	1,000	1,130
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.250%	7/1/33	5,250	5,479
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	16,000	17,190
Univ. of Puerto Rico Rev	5.375%	6/1/30 (1)	14,795	14,865

Total Municipal Bonds (Cost $2,345,515)				2,475,576

Other Assets and Liabilities—Net (0.6%)				14,925

Net Assets (100%)				2,490,501

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the value of this security represented 0.2% of net assets.
2	Securities with a value of $4,287,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC- Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2006, the cost of investment securities for tax purposes was $2,360,909,000. Net unrealized appreciation of investment securities for tax purposes was $114,667,000, consisting of unrealized gains of $116,206,000 on securities that had risen in value since their purchase and $1,539,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	(1,815)	194,886	(730)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard California Intermediate-Term Tax-Exempt Fund
Schedule of Investments
August 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.3%)

ABAG Finance Auth. for Non-Profit Corp. California (Children's Hosp. Medical Center) COP	6.000%	12/1/15 (2)	9,180	9,940
Alameda CA Corridor Transp. Auth. Rev	5.125%	10/1/14 (1)	10,150	10,682
Alameda County CA (Medical Center) COP	5.250%	6/1/08 (1)(ETM)	1,965	2,026
Alameda County CA (Medical Center) COP	5.250%	6/1/09 (1)(ETM)	2,910	3,025
Alameda County CA (Medical Center) COP	5.250%	6/1/12 (1)(ETM)	1,595	1,655
Alameda County CA (Medical Center) COP	5.250%	6/1/13 (1)(ETM)	1,785	1,852
Alameda County CA (Medical Center) COP	5.375%	6/1/14 (1)(ETM)	1,880	1,955
Alameda County CA (Medical Center) COP	5.375%	6/1/15 (1)(ETM)	3,960	4,117
Alameda County CA COP	5.375%	12/1/10 (1)	2,000	2,140
Alameda County CA COP	5.375%	12/1/12 (1)	11,000	12,002
Alameda County CA COP	5.375%	12/1/13 (1)	13,930	15,198
Alameda County CA COP	5.375%	12/1/14 (1)	4,790	5,226
Alameda County CA COP	5.375%	12/1/15 (1)	1,500	1,631
Anaheim CA Public Finance Auth. Electric System Rev	5.250%	10/1/14 (4)	2,330	2,533
Anaheim CA Public Finance Auth. Electric System Rev	5.000%	10/1/15 (4)	4,010	4,276
Anaheim CA Public Finance Auth. Electric System Rev	5.000%	10/1/16 (4)	5,000	5,313
Anaheim CA Public Finance Auth. Electric System Rev	5.000%	10/1/16 (1)	1,915	2,061
Anaheim CA Public Finance Auth. Electric System Rev	5.250%	10/1/17 (4)	2,750	2,968
Anaheim CA Union High School Dist. GO	5.375%	8/1/12 (4)(Prere.)	1,000	1,096
Anaheim CA Union High School Dist. GO	5.375%	8/1/12 (4)(Prere.)	1,250	1,371
Anaheim CA Union High School Dist. GO	5.375%	8/1/12 (4)(Prere.)	2,235	2,450
Antioch CA Public Finance Auth. Reassessment Rev	5.000%	9/2/13 (2)	10,030	10,240
Bay Area Toll Auth. CA Toll Bridge Rev	5.000%	4/1/22	11,825	12,671
Bay Area Toll Auth. CA Toll Bridge Rev	5.000%	4/1/26	15,500	16,457
Burbank CA Public Finance Auth	5.250%	12/1/12 (2)	3,540	3,860
Burbank CA Public Finance Auth	5.250%	12/1/13 (2)	4,615	5,073
Cabrillo CA Community College Dist. Rev	0.000%	8/1/11 (3)	2,465	2,057
Cabrillo CA Community College Dist. Rev	0.000%	8/1/12 (3)	2,525	2,023
Cabrillo CA Community College Dist. Rev	0.000%	8/1/13 (3)	2,590	1,985
Cabrillo CA Community College Dist. Rev	0.000%	8/1/14 (3)	2,655	1,945
California County CA Tobacco Securitization Agency	0.000%	6/1/21	15,000	12,531
California Dept. of Transp. Rev. Federal Highway Grant Anticipation Bonds	5.000%	2/1/08 (2)	13,500	13,783
California Dept. of Veteran Affairs Rev	4.950%	12/1/12	2,375	2,463
California Dept. of Veteran Affairs Rev	5.050%	12/1/13	4,030	4,189
California Dept. of Water Resources Water System Rev. (Central Valley)	5.000%	12/1/12 (3)	3,640	3,932
California Educ. Fac. Auth. Rev. (College of Arts &Crafts)	6.875%	6/1/14	360	414
California Educ. Fac. Auth. Rev. (College of Arts &Crafts)	6.875%	6/1/15	380	443
California Educ. Fac. Auth. Rev. (College of Arts &Crafts)	6.875%	6/1/16	400	470
California Educ. Fac. Auth. Rev. (Univ. of Southern California)	5.600%	10/1/09	2,680	2,787
California GO	6.500%	2/1/08	1,120	1,165
California GO	5.750%	12/1/09 (3)	11,765	12,556
California GO	5.750%	2/1/11 (3)	6,500	7,068
California GO	5.000%	6/1/12	16,280	17,359
California GO	5.400%	12/1/14 (1)	2,780	2,868
California GO	5.375%	4/1/15	7,095	7,655
California GO	5.250%	2/1/18 (1)	5,000	5,627
California GO	5.000%	8/1/19	30,000	32,008
California GO	5.000%	3/1/20	55,385	58,728
California GO	5.000%	8/1/23 (4)	32,120	34,087
California GO VRDO	3.300%	9/1/06 LOC	950	950
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/16	2,170	2,271
California Health Fac. Finance Auth. Rev. (Adventist Health System)	5.000%	3/1/19	1,025	1,064
California Health Fac. Finance Auth. Rev. (California-Nevada Methodist)	5.000%	7/1/26	1,740	1,824
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	85	88
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	95	98
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	75	78
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	105	109
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	95	98
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	975	1,011
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	1,060	1,099
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	905	938
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	1,170	1,213
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	1,075	1,114
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/08 (1)	2,230	2,306
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/09 (1)	2,425	2,506
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.875%	7/1/09 (2)	615	622
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/10 (1)	2,080	2,149
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.750%	7/1/10 (1)	5,495	5,613
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/11 (1)	2,675	2,764
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	5.500%	7/1/12 (1)	2,465	2,547
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/14	4,000	4,249
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/16	2,000	2,122
California Health Fac. Finance Auth. Rev. (Cedars-Sinai Medical Center)	5.000%	11/15/17	4,585	4,846
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	6/1/09 (4)(ETM)	6,290	6,584
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	0.000%	10/1/09 (1)	7,140	6,390
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	10/1/09 (2)(ETM)	10,525	10,996
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	6/1/10 (4)(ETM)	5,310	5,560
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	6/1/11 (4)(ETM)	7,250	7,591
California Health Fac. Finance Auth. Rev. (Kaiser Permanente)	5.250%	10/1/16 (ETM)	5,000	5,214
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/14 (2)	2,280	2,455
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/15 (2)	2,245	2,409
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/16 (2)	2,515	2,696
California Health Fac. Finance Auth. Rev. (Lucile Salter Packard Hosp.)	5.000%	8/15/17 (2)	2,630	2,799
California Health Fac. Finance Auth. Rev. (Pomona Valley Hosp.)	5.500%	7/1/10 (1)	3,570	3,689
California Health Fac. Finance Auth. Rev. (Sisters of Providence)	6.000%	10/1/09 (2)	4,490	4,806
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/14	2,715	2,882
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/15	3,000	3,173
California Health Fac. Finance Auth. Rev. (Stanford Hosp.)	5.000%	11/15/16	6,275	6,622
California Health Fac. Finance Auth. Rev. (Summit Medical Center)	5.250%	5/1/09 (4)	3,500	3,578
California Health Fac. Finance Auth. Rev. (Summit Medical Center)	5.250%	5/1/11 (4)	1,700	1,738
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/12 (4)	3,000	3,106
California Health Fac. Finance Auth. Rev. (Sutter Health)	5.500%	8/15/12 (4)	5,410	5,601
California Infrastructure &Econ. Dev. Bank Rev. (Asian Art Museum)	5.500%	6/1/10 (1)(Prere.)	1,300	1,404
California Infrastructure &Econ. Dev. Bank Rev. (Asian Art Museum)	5.500%	6/1/10 (1)(Prere.)	2,935	3,169
California Infrastructure &Econ. Dev. Bank Rev. (Asian Art Museum)	5.500%	6/1/10 (1)(Prere.)	2,245	2,424
California Infrastructure &Econ. Dev. Bank Rev. (California Science Center)	5.000%	5/1/18 (3)	1,785	1,934
California Infrastructure &Econ. Dev. Bank Rev. (California Science Center)	5.000%	5/1/19 (3)	1,040	1,122
California Infrastructure &Econ. Dev. Bank Rev. (California Science Center)	5.000%	5/1/21 (3)	1,145	1,226
California Infrastructure &Econ. Dev. Bank Rev. (Clean Water State Revolving Fund)	5.000%	10/1/14	2,500	2,688
California Infrastructure &Econ. Dev. Bank Rev. (Clean Water State Revolving Fund)	5.000%	10/1/15	3,500	3,756
California Infrastructure &Econ. Dev. Bank Rev. (Clean Water State Revolving Fund)	5.000%	10/1/16	4,500	4,821
California Infrastructure &Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/10	1,325	1,381
California Infrastructure &Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/11	1,275	1,336
California Infrastructure &Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/12	2,950	3,106
California Infrastructure &Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.000%	10/1/13	2,350	2,467
California Infrastructure &Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/14	2,250	2,412
California Infrastructure &Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/15	2,430	2,600
California Infrastructure &Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/16	3,620	3,868
California Infrastructure &Econ. Dev. Bank Rev. (J. David Gladstone Institute)	5.500%	10/1/17	3,820	4,076
California Infrastructure &Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	3.900%	12/1/11	9,000	9,086
California Infrastructure &Econ. Dev. Bank Rev. (J. Paul Getty Trust) PUT	4.000%	12/1/11	20,000	20,191
California Infrastructure &Econ. Dev. Bank Rev. (Workers' Compensation)	5.250%	10/1/13 (2)	18,000	19,795
California PCR Financing Auth. Rev. (Exxon Mobil) VRDO	3.200%	9/1/06	3,000	3,000
California PCR Financing Auth. Rev. (San Diego Gas &Electric)	5.900%	6/1/14 (1)	17,135	19,546
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/17	5,000	5,319
California PCR Financing Auth. Solid Waste Disposal Rev. (Republic Services) PUT	5.250%	12/1/17	5,000	5,319
California Public Works Board Lease Rev. (Butterfield)	5.000%	6/1/20	3,895	4,124
California Public Works Board Lease Rev. (California State Univ.)	5.300%	10/1/15 (2)	6,655	6,901
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/07	3,600	3,637
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/08	7,085	7,251
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/09	9,000	9,315
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/10	4,000	4,183
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/11	3,500	3,693
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	6/1/12	5,000	5,318
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	12/1/12 (1)	10,625	11,445
California Public Works Board Lease Rev. (Dept. of Corrections)	5.375%	11/1/14 (1)	4,400	4,500
California Public Works Board Lease Rev. (Dept. of Corrections)	5.000%	1/1/18 (2)	27,790	29,980
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/21	10,000	10,982
California Public Works Board Lease Rev. (Dept. of Corrections)	5.500%	6/1/22	10,000	10,955
California Public Works Board Lease Rev. (Secretary of State)	6.500%	12/1/08 (2)	5,000	5,314
California Public Works Board Lease Rev. (Univ. of California)	5.500%	9/1/09 (2)	4,015	4,170
California Public Works Board Lease Rev. (Univ. of California)	5.375%	10/1/16 (1)	4,750	4,921
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/09	10,000	10,473
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/10	3,500	3,721
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/11	7,000	7,535
California State Dept. of Water Resources Power Supply Rev	5.250%	5/1/12 (1)	10,000	10,840
California State Dept. of Water Resources Power Supply Rev	5.375%	5/1/12 (10)(Prere.)	9,000	9,910
California State Dept. of Water Resources Power Supply Rev	5.500%	5/1/13 (2)	16,985	18,733
California State Dept. of Water Resources Power Supply Rev	6.000%	5/1/14	12,500	14,043
California State Dept. of Water Resources Power Supply Rev. VRDO	3.480%	9/1/06 LOC	9,700	9,700
California State Dept. of Water Resources Power Supply Rev. VRDO	3.500%	9/1/06 LOC	6,000	6,000
California State Econ. Recovery Bonds	5.000%	7/1/09	22,000	22,870
California State Econ. Recovery Bonds	5.250%	7/1/13	13,180	14,428
California State Econ. Recovery Bonds	5.000%	7/1/17 (3)	28,000	29,621
California State Econ. Recovery Bonds PUT	5.000%	7/1/07	10,000	10,132
California State Econ. Recovery Bonds VRDO	3.500%	9/1/06	4,200	4,200
California State Univ. Rev. Systemwide	5.375%	11/1/14 (3)	5,390	5,921
California State Univ. Rev. Systemwide	5.000%	11/1/22 (2)	21,090	22,478
California Statewide Communities Dev. Auth. PCR (Southern California Edison) PUT	4.250%	11/1/16 (3)	15,000	15,388
California Statewide Communities Dev. Auth. PCR (Southern California Edison) PUT	4.250%	11/1/16 (3)	25,000	25,647
California Statewide Community Dev. Auth. Multifamily Rev. (Archstone/Seascape) PUT	5.250%	6/1/08	2,000	2,035
California Statewide Community Dev. Auth. Rev. (Adventist Health)	5.000%	3/1/25	14,975	15,488
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/09 (ETM)	695	720
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.000%	7/1/09	770	791
California Statewide Community Dev. Auth. Rev. (Children's Hosp. of Los Angeles) COP	6.000%	6/1/08 (1)	1,000	1,041
California Statewide Community Dev. Auth. Rev. (Children's Hosp. of Los Angeles) COP	6.000%	6/1/11 (1)	2,365	2,610
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/11	2,280	2,394
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/12	1,500	1,587
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/13	1,250	1,329
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.000%	7/1/22	5,155	5,307
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/24	5,000	5,248
California Statewide Community Dev. Auth. Rev. (Daughters of Charity Health)	5.250%	7/1/25	2,475	2,594
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	4.900%	5/15/08	1,440	1,459
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.050%	5/15/08	2,500	2,531
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.250%	5/15/13	5,545	5,690
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.450%	5/1/11	8,750	8,523
California Statewide Community Dev. Auth. Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.125%	6/1/13 (2)	1,530	1,560
California Statewide Community Dev. Auth. Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.250%	6/1/14 (2)	1,610	1,643
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/13	6,920	7,739
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/14	5,335	5,945
California Statewide Community Dev. Auth. Rev. (Memorial Health Services)	6.000%	10/1/15	7,780	8,690
California Statewide Community Dev. Auth. Rev. (Republic Services Inc.)	4.950%	12/1/12	11,500	11,988
California Statewide Community Dev. Auth. Rev. (Sherman Oaks Foundation)	5.500%	8/1/15 (2)	4,685	4,854
California Veterans GO	4.850%	12/1/11	1,750	1,808
California Veterans GO	5.400%	12/1/14	4,445	4,572
Chino Basin CA Regional Financing Auth. Rev. (Muni. Water Dist. Sewer System)	6.500%	8/1/10 (2)	3,095	3,416
Clovis CA USD GO	0.000%	8/1/07 (3)(ETM)	15,000	14,524
Clovis CA USD GO	0.000%	8/1/08 (3)(ETM)	14,265	13,305
Clovis CA USD GO	0.000%	8/1/12 (3)	4,715	3,778
Clovis CA USD GO	0.000%	8/1/18 (3)	3,645	2,195
Clovis CA USD GO	0.000%	8/1/25 (3)	11,630	4,947
Compton CA USD GO	5.250%	9/1/13 (1)(Prere.)	1,295	1,425
Compton CA USD GO	5.250%	9/1/13 (1)(Prere.)	1,460	1,607
Compton CA USD GO	5.250%	9/1/13 (1)(Prere.)	1,645	1,811
Contra Costa CA (Merrithew Memorial Hosp.) COP	6.000%	11/1/07 (1)	2,000	2,055
Culver City CA Redev. Financing Auth	5.375%	11/1/16 (4)	3,260	3,485
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/21 (2)	2,145	2,283
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/23 (2)	2,875	3,043
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/24 (2)	3,475	3,667
Fontana CA Public Finance Auth. Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/26 (2)	4,480	4,714
1 Foothill/Eastern Corridor Agency California Toll Road Rev	5.250%	1/15/13 (1)	5,000	5,302
1 Foothill/Eastern Corridor Agency California Toll Road Rev	5.375%	1/15/15 (1)	5,000	5,322
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/10 (Prere.)	1,150	1,266
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/10 (Prere.)	1,235	1,359
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/11	1,330	1,460
Fremont CA Union High School Dist. GO	5.000%	9/1/19 (3)	6,000	6,465
Fremont CA Union High School Dist. GO	5.000%	9/1/20 (3)	2,500	2,684
Fremont CA Union High School Dist. GO	5.000%	9/1/21 (3)	5,000	5,351
Fremont CA Union High School Dist. GO	5.000%	9/1/22 (3)	5,000	5,340
Fremont CA Union High School Dist. GO	5.000%	9/1/23 (3)	1,970	2,098
Fresno CA Airport Rev	6.000%	7/1/13 (4)	2,975	3,219
Fresno CA Airport Rev	6.000%	7/1/15 (4)	2,290	2,490
Glendale CA School Dist. GO	5.750%	9/1/17 (3)	3,790	3,942
Golden State Tobacco Securitization Corp. California	5.500%	6/1/07 (Prere.)	22,000	22,319
Imperial Irrigation Dist. of California (Electric System) COP	5.200%	11/1/09 (1)	6,975	7,316
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.000%	11/1/10 (2)	1,470	1,550
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.000%	11/1/11 (2)	1,665	1,774
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.125%	11/1/12 (2)	2,540	2,748
Intermodal Container Transfer Fac. Joint Power Auth. California Rev	5.125%	11/1/13 (2)	1,870	2,038
Irvine CA Public Fac. &Infrastructure Auth. Assessment Rev	4.600%	9/2/15 (2)	2,925	3,023
Irvine CA Public Fac. &Infrastructure Auth. Assessment Rev	4.700%	9/2/16 (2)	3,045	3,147
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/25 (2)	8,645	9,106
Kings River Conservation Dist. California COP	5.000%	5/1/12	2,715	2,839
Kings River Conservation Dist. California COP	5.000%	5/1/13	2,315	2,427
Kings River Conservation Dist. California COP	5.000%	5/1/14	3,500	3,678
Kings River Conservation Dist. California COP	5.000%	5/1/15	4,345	4,577
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,040	1,140
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,200	1,316
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,380	1,513
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/18	8,665	9,009
Long Beach CA Finance Auth. Lease Rev	6.000%	11/1/09 (2)	3,735	4,005
Long Beach CA Finance Auth. Lease Rev	6.000%	11/1/10 (2)	3,860	4,217
Long Beach CA Finance Auth. Lease Rev	6.000%	11/1/17 (2)	3,670	4,200
Long Beach CA Finance Auth. Lease Rev. (Aquarium of the South Pacific)	5.500%	11/1/14 (2)	3,435	3,734
Long Beach CA Finance Auth. Lease Rev. (Rainbow Harbor)	5.250%	5/1/09 (2)(Prere.)	2,035	2,147
Long Beach CA Harbor Rev	4.000%	5/15/08 (3)	6,820	6,858
Long Beach CA Harbor Rev	5.500%	5/15/08	8,095	8,335
Long Beach CA Harbor Rev	6.000%	5/15/09 (3)	2,770	2,931
Long Beach CA Harbor Rev	6.000%	5/15/10 (3)	3,200	3,445
Long Beach CA Harbor Rev	6.000%	5/15/11 (3)	1,000	1,094
Long Beach CA Harbor Rev	5.000%	5/15/12 (3)	7,100	7,517
Long Beach CA Harbor Rev	5.750%	5/15/12	10,050	10,812
Long Beach CA Harbor Rev	6.000%	5/15/12 (3)	4,000	4,434
Long Beach CA Harbor Rev	6.000%	5/15/13 (3)	6,700	7,514
Long Beach CA Harbor Rev	6.000%	5/15/14 (3)	7,405	8,402
Los Angeles CA Community College Dist. GO	5.500%	8/1/11 (1)(Prere.)	6,250	6,807
Los Angeles CA Community College Dist. GO	5.000%	8/1/18 (4)	12,355	13,364
Los Angeles CA Community College Dist. GO	5.000%	8/1/21 (4)	15,000	16,046
Los Angeles CA Convention &Exhibit Center Auth. Lease Rev	6.000%	8/15/10 (1)	10,975	11,945
Los Angeles CA Convention &Exhibit Center Auth. Lease Rev	6.125%	8/15/11 (1)	1,300	1,447
Los Angeles CA COP	5.000%	4/1/14 (2)	1,435	1,533
Los Angeles CA COP	5.000%	4/1/15 (2)	1,560	1,655
Los Angeles CA COP	5.000%	4/1/16 (2)	1,725	1,822
Los Angeles CA COP	5.000%	4/1/18 (2)	1,950	2,046
Los Angeles CA Dept. of Airports International Airport Rev	5.000%	5/15/11 (1)	13,255	14,081
Los Angeles CA Dept. of Airports International Airport Rev	5.000%	5/15/13 (1)	10,500	11,352
Los Angeles CA Dept. of Water &Power Rev	5.000%	7/1/09	5,650	5,864
Los Angeles CA Dept. of Water &Power Rev	5.125%	10/15/13 (1)(ETM)	3,500	3,640
Los Angeles CA Dept. of Water &Power Rev	5.250%	7/1/15 (1)	4,600	4,917
Los Angeles CA Dept. of Water &Power Rev	5.000%	10/15/15 (1)(ETM)	10,000	10,374
Los Angeles CA Dept. of Water &Power Rev	5.000%	10/15/17 (1)(ETM)	7,600	7,866
Los Angeles CA Dept. of Water &Power Rev	5.250%	7/1/19 (4)	17,000	18,078
Los Angeles CA Dept. of Water &Power Rev	5.000%	7/1/22 (4)	13,530	14,434
Los Angeles CA Dept. of Water &Power Rev	5.000%	7/1/23 (4)	20,605	21,919
Los Angeles CA GO	5.250%	9/1/12 (3)	2,000	2,183
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/10 (2)	2,750	2,923
Los Angeles CA Harbor Dept. Rev	5.500%	8/1/15 (2)	1,625	1,739
Los Angeles CA Muni. Improvement Corp. Lease Rev	5.000%	9/1/12 (3)	7,480	8,031
Los Angeles CA USD GO	5.250%	7/1/09 (1)(Prere.)	5,175	5,474
Los Angeles CA USD GO	5.625%	7/1/09 (1)(Prere.)	5,000	5,339
Los Angeles CA USD GO	5.625%	7/1/09 (1)(Prere.)	5,000	5,339
Los Angeles CA USD GO	5.625%	7/1/09 (1)(Prere.)	6,615	7,064
Los Angeles CA USD GO	5.500%	7/1/10 (3)(Prere.)	9,160	9,822
Los Angeles CA USD GO	5.500%	7/1/11 (1)	16,525	17,951
Los Angeles CA USD GO	5.500%	7/1/12 (1)	5,240	5,768
Los Angeles CA USD GO	6.000%	7/1/12 (3)	1,470	1,655
Los Angeles CA USD GO	6.000%	7/1/13 (3)	3,745	4,275
Los Angeles CA USD GO	6.000%	7/1/14 (3)	1,440	1,663
Los Angeles CA USD GO	5.000%	7/1/16 (3)	2,000	2,199
Los Angeles CA USD GO	5.000%	7/1/16 (4)	3,000	3,223
Los Angeles CA USD GO	5.000%	7/1/17 (4)	5,000	5,349
Los Angeles CA USD GO	5.500%	7/1/17 (3)	10,000	11,459
Los Angeles CA USD GO	5.000%	7/1/18 (3)	5,000	5,443
Los Angeles CA USD GO	5.000%	7/1/18 (2)	4,000	4,355
Los Angeles CA USD GO	5.000%	7/1/19 (3)	5,000	5,361
Los Angeles CA USD GO	5.000%	7/1/19 (3)	7,000	7,585
Los Angeles CA USD GO	5.000%	7/1/20 (2)	14,135	15,250
Los Angeles CA USD GO	5.000%	7/1/21 (2)	15,940	17,144
Los Angeles CA USD GO	5.000%	7/1/22 (2)	16,760	17,984
Los Angeles County CA Capital Asset Leasing Corp. Rev	6.000%	12/1/11 (2)	2,360	2,628
Los Angeles County CA Capital Asset Leasing Corp. Rev	6.000%	12/1/13 (2)	2,760	3,161
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.250%	7/1/07 (1)(Prere.)	2,530	2,592
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	6.000%	7/1/11 (2)	2,745	3,044
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.250%	7/1/14 (4)	14,000	15,108
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.250%	7/1/14 (1)	4,470	4,572
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.000%	7/1/16 (4)	8,410	9,035
Los Angeles County CA Metro. Transp. Auth. Sales Tax Rev	5.000%	7/1/17 (4)	10,000	10,697
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	10/1/07 (1)(Prere.)	6,450	6,620
Los Angeles County CA Public Works Financing Auth. Rev	5.125%	9/1/08 (1)	3,555	3,630
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/14 (1)	24,180	26,365
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	9/1/15 (1)	1,000	1,021
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	10/1/15 (4)	10,000	10,938
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/15 (1)	8,540	9,349
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	10/1/16 (1)	3,550	3,636
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	10/1/16 (4)	4,000	4,463
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	10/1/17 (4)	7,000	7,867
Los Angeles County CA Public Works Financing Auth. Rev	5.250%	10/1/19 (4)	7,500	8,497
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/19 (1)	4,860	5,225
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/20 (1)	6,155	6,592
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/21 (1)	6,460	6,898
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/22 (1)	6,790	7,235
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/23 (1)	2,175	2,311
Los Angeles County CA Public Works Financing Auth. Rev	5.000%	12/1/24 (1)	3,095	3,278
Los Angeles County CA Schools COP	0.000%	8/1/11 (2)	1,945	1,619
Los Angeles County CA Schools COP	0.000%	8/1/13 (2)	2,010	1,535
Metro. Water Dist. of Southern California Rev	8.000%	7/1/08 (ETM)	2,000	2,159
Metro. Water Dist. of Southern California Rev	5.000%	7/1/12	21,495	23,123
Metro. Water Dist. of Southern California Rev. VRDO	3.300%	9/1/06	12,500	12,500
Modesto CA Irrigation Dist. COP	5.000%	7/1/17 (1)	3,165	3,367
Modesto CA Irrigation Dist. COP	5.000%	10/1/21 (2)	2,030	2,178
Modesto CA Irrigation Dist. COP	5.000%	10/1/22 (2)	2,515	2,692
Modesto CA Irrigation Dist. COP	5.000%	10/1/23 (2)	2,645	2,822
Modesto CA Irrigation Dist. Finance Auth. Rev	5.125%	9/1/15 (2)	4,365	4,532
Mojave CA Water Agency COP	5.450%	9/1/07 (1)(Prere.)	6,150	6,391
MSR California Public Power Agency Rev. (San Juan Project)	5.000%	7/1/13 (1)	1,500	1,590
MSR California Public Power Agency Rev. (San Juan Project)	5.375%	7/1/13 (1)	2,500	2,558
MSR California Public Power Agency Rev. (San Juan Project)	6.750%	7/1/20 (1)(ETM)	2,425	2,894
Mt. Diablo CA USD GO	5.000%	8/1/15 (4)	2,110	2,253
Mt. Diablo CA USD GO	5.000%	8/1/16 (4)	2,210	2,359
Natomas CA USD COP PUT	5.000%	2/1/10 (2)	6,895	7,170
New Haven CA USD GO	12.000%	8/1/12 (4)	3,440	4,937
New Haven CA USD GO	12.000%	8/1/15 (4)	2,905	4,688
Newark CA USD GO	0.000%	8/1/10 (4)	1,000	867
North City West CA Community Dist	5.750%	9/1/06 (4)(Prere.)	2,000	2,040
North City West CA Community Dist	6.000%	9/1/06 (4)(ETM)	1,600	1,600
North City West CA Community Dist	6.000%	9/1/06 (4)(Prere.)	1,695	1,729
Northern California Power Agency Rev	5.250%	8/1/15 (2)	2,000	2,089
Oakland CA COP	5.000%	4/1/11 (2)	1,855	1,965
Oakland CA Joint Powers Financing Auth. Lease Rev. (Oakland Convention Center)	5.500%	10/1/12 (2)	3,000	3,306
Oakland CA Joint Powers Financing Auth. Lease Rev. (Oakland Convention Center)	5.500%	10/1/13 (2)	1,500	1,670
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/13 (3)	3,990	4,410
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/15 (3)	3,790	4,180
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/16 (3)	6,210	6,856
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/20 (2)	14,070	15,015
Orange County CA Airport Rev	5.375%	7/1/09 (1)	1,950	2,010
Orange County CA Airport Rev	5.000%	7/1/11 (4)	3,165	3,363
Orange County CA Airport Rev	5.000%	7/1/17 (4)	1,725	1,835
Orange County CA Airport Rev	5.000%	7/1/18 (4)	1,500	1,590
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/14 (1)	1,415	1,530
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/15 (1)	1,485	1,606
Orange County CA Dev. Agency Tax Allocation	5.375%	9/1/16 (1)	1,570	1,703
Orange County CA Local Transp. Auth. Sales Tax Rev	5.700%	2/15/11 (2)	15,445	16,821
Orange County CA Recovery COP	6.000%	7/1/08 (1)(ETM)	10,980	11,475
Orange County CA Recovery COP	6.000%	6/1/10 (1)(ETM)	3,800	4,136
Palo Alto CA USD GO	5.000%	8/1/19 (4)	8,585	9,259
Palo Alto CA USD GO	5.000%	8/1/20 (4)	9,045	9,717
Palo Alto CA USD GO	5.000%	8/1/21 (4)	9,110	9,759
Palomar Pomerado Health System California Rev	5.375%	11/1/10 (1)	2,670	2,807
Palomar Pomerado Health System California Rev	5.375%	11/1/12 (1)	7,080	7,428
Pasadena CA Electric Rev	5.000%	6/1/17 (1)	2,320	2,460
Pasadena CA Electric Rev	5.000%	6/1/18 (1)	2,535	2,685
Pomona CA Single Family Mortgage Rev	7.600%	5/1/23 (ETM)	12,815	16,632
Port of Oakland CA Rev	5.500%	11/1/09 (3)	1,000	1,053
Port of Oakland CA Rev	5.375%	11/1/10 (1)	9,000	9,317
Port of Oakland CA Rev	5.500%	11/1/10 (3)	8,805	9,323
Port of Oakland CA Rev	5.000%	11/1/11 (3)	5,160	5,501
Port of Oakland CA Rev	5.500%	11/1/11 (1)	5,850	6,068
Port of Oakland CA Rev	5.000%	11/1/12 (3)	2,650	2,851
Port of Oakland CA Rev	5.000%	11/1/12 (1)	7,020	7,446
Port of Oakland CA Rev	5.250%	11/1/13 (3)	7,150	7,752
Port of Oakland CA Rev	5.000%	11/1/14 (1)	8,090	8,534
Port of Oakland CA Rev	5.250%	11/1/14 (3)	5,000	5,421
Port of Oakland CA Rev	5.250%	11/1/15 (3)	5,000	5,421
Port of Oakland CA Rev	5.250%	11/1/16 (3)	6,300	6,831
Rancho CA Water Dist. Finance Auth. Rev	5.500%	11/1/16 (10)	5,480	6,202
Rancho CA Water Dist. Finance Auth. Rev	5.500%	11/1/17 (10)	5,855	6,681
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/10 (2)	3,820	4,023
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/15 (2)	2,835	3,070
Rancho Cucamonga CA Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/16 (2)	5,100	5,496
Redding CA Electric System COP	5.375%	6/1/14 (2)	1,500	1,519
Redding CA Electric System COP	5.375%	6/1/15 (2)	1,500	1,519
Redding CA Electric System COP	5.375%	6/1/16 (2)	2,080	2,106
Riverside CA Electric Rev	5.375%	10/1/08 (2)(Prere.)	2,300	2,411
Riverside CA Electric Rev	5.375%	10/1/13 (2)	3,595	3,757
Riverside County CA Mortgage Rev	8.350%	6/1/13 (ETM)	6,650	8,372
Roseville CA Water Util. Rev. COP	5.200%	12/1/15 (3)	5,000	5,141
Sacramento CA Cogeneration Auth. Rev	5.250%	7/1/11 (1)	4,730	4,904
Sacramento CA Cogeneration Auth. Rev	5.250%	7/1/14 (1)	5,500	5,711
Sacramento CA Cogeneration Auth. Rev	5.250%	7/1/15 (1)	5,755	5,976
Sacramento CA Cogeneration Auth. Rev	5.000%	7/1/17 (1)	4,760	4,910
Sacramento CA Financing Auth. Lease Rev	5.375%	12/1/12 (4)(Prere.)	4,395	4,836
Sacramento CA Financing Auth. Lease Rev	5.000%	11/1/14 (1)	4,170	4,539
Sacramento CA Financing Auth. Lease Rev	5.375%	12/1/14 (4)	1,630	1,789
Sacramento CA Financing Auth. Lease Rev	5.000%	12/1/19 (3)	12,860	13,836
Sacramento CA Financing Auth. Lease Rev	5.000%	12/1/20 (3)	13,670	14,652
Sacramento CA Muni. Util. Dist. Rev	6.250%	8/15/10 (1)	28,000	30,117
Sacramento CA Muni. Util. Dist. Rev	5.000%	11/15/12 (1)	2,185	2,360
Sacramento CA Muni. Util. Dist. Rev	5.100%	7/1/13 (2)	2,850	2,939
Sacramento CA Muni. Util. Dist. Rev	5.250%	8/15/13 (4)	1,000	1,074
Sacramento CA Muni. Util. Dist. Rev	5.250%	8/15/14 (4)	2,500	2,681
Sacramento CA Muni. Util. Dist. Rev	5.125%	7/1/15 (1)	8,270	8,531
Sacramento CA Muni. Util. Dist. Rev	5.250%	7/1/24 (2)	10,000	11,390
Sacramento County CA Airport Rev	5.000%	7/1/13 (4)	1,005	1,057
Sacramento County CA Airport Rev	5.250%	7/1/14 (4)	1,060	1,126
Sacramento County CA Airport Rev	5.250%	7/1/17 (4)	1,230	1,301
Sacramento County CA Public Fac. Finance Corp. COP (Main Detention Fac.)	5.500%	6/1/10 (1)(ETM)	4,550	4,741
Sacramento County CA Sanitation Dist. Financing Auth	6.000%	12/1/13	2,500	2,758
Sacramento County CA Sanitation Dist. Financing Auth	6.000%	12/1/15	2,500	2,755
Sacramento County CA Sanitation Dist. Financing Auth	5.000%	12/1/17 (3)	1,000	1,093
Sacramento County CA Sanitation Dist. Financing Auth	5.000%	12/1/19 (3)	8,000	8,661
Sacramento County CA Sanitation Dist. Financing Auth	5.000%	12/1/20 (3)	2,055	2,216
Sacramento County CA Sanitation Dist. Financing Auth	5.000%	12/1/21 (3)	6,000	6,450
Sacramento County CA Sanitation Dist. Financing Auth	5.000%	12/1/22 (3)	5,495	5,893
Sacramento County CA Sanitation Dist. Financing Auth	5.000%	12/1/23 (3)	7,030	7,516
Sacramento County CA Sanitation Dist. Financing Auth	5.000%	12/1/25 (3)	5,000	5,321
Sacramento County CA Water Financing Auth. Rev. Agency Zones	5.000%	6/1/15 (2)	1,235	1,329
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/14 (2)	1,085	1,173
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/15 (2)	1,150	1,247
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/16 (2)	1,215	1,314
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/17 (2)	1,285	1,386
Salinas Valley CA Solid Waste Auth. Rev	5.625%	8/1/18 (2)	1,360	1,467
San Bernardino County CA Justice Center and Airport COP	5.000%	7/1/14 (1)	5,585	6,063
San Bernardino County CA Medical Center COP	5.500%	8/1/07 (1)	5,000	5,088
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (1)	5,250	5,775
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (1)	5,000	5,914
San Diego CA Financing Auth. Lease Rev	5.250%	4/1/12 (2)	3,000	3,121
San Diego CA Financing Auth. Lease Rev	5.250%	4/1/14 (2)	5,680	5,919
San Diego CA USD GO	0.000%	7/1/09 (3)	6,270	5,661
San Diego CA USD GO	0.000%	7/1/14 (3)	3,400	2,499
San Diego CA USD GO	5.500%	7/1/17 (1)	2,895	3,301
San Diego CA USD GO	0.000%	7/1/18 (3)	9,500	5,742
San Diego CA USD GO	5.500%	7/1/20 (1)	11,390	13,152
San Diego CA USD GO	5.500%	7/1/20 (4)	9,490	10,958
San Diego CA USD GO	5.500%	7/1/21 (4)	11,470	13,268
San Diego CA USD GO	5.000%	7/1/26 (4)	9,200	9,731
San Diego CA USD GO	5.000%	7/1/27 (4)	15,250	16,119
San Diego CA USD GO	5.000%	7/1/28 (4)	10,000	10,562
San Diego CA Water Auth. Rev. COP	5.250%	5/1/15 (3)	6,215	6,896
San Diego CA Water Auth. Rev. COP	5.250%	5/1/16 (3)	7,880	8,790
San Diego CA Water Auth. Rev. COP	5.250%	5/1/17 (3)	14,005	15,736
San Diego CA Water Auth. Rev. COP	5.250%	5/1/18 (3)	14,690	16,578
San Diego CA Water Auth. Rev. COP	5.250%	5/1/21 (3)	6,725	7,642
San Diego CA Water Auth. Rev. COP	5.250%	5/1/22 (3)	7,075	8,052
San Diego County CA COP	5.000%	2/1/22 (2)	2,000	2,112
San Diego County CA COP	5.000%	2/1/24 (2)	1,500	1,576
San Diego County CA COP	5.000%	2/1/26 (2)	1,000	1,048
San Francisco CA City &County COP (San Bruno Jail)	5.250%	10/1/14 (2)	2,860	3,007
San Francisco CA City &County COP (San Bruno Jail)	5.125%	10/1/17 (2)	1,000	1,047
San Francisco CA City &County GO (Laguna Honda Hosp.)	5.000%	6/15/16 (2)	8,000	8,643
San Francisco CA City &County International Airport Rev	5.500%	5/1/08 (4)	3,000	3,084
San Francisco CA City &County International Airport Rev	6.250%	5/1/08 (1)	2,190	2,276
San Francisco CA City &County International Airport Rev	5.500%	5/1/09 (4)	3,000	3,123
San Francisco CA City &County International Airport Rev	5.500%	5/1/09 (4)	3,110	3,224
San Francisco CA City &County International Airport Rev	5.500%	5/1/09 (1)	2,945	3,053
San Francisco CA City &County International Airport Rev	5.500%	5/1/10 (3)	2,000	2,102
San Francisco CA City &County International Airport Rev	5.500%	5/1/10 (1)	4,335	4,579
San Francisco CA City &County International Airport Rev	5.500%	5/1/10 (4)	3,280	3,398
San Francisco CA City &County International Airport Rev	5.500%	5/1/10 (4)	2,020	2,093
San Francisco CA City &County International Airport Rev	5.250%	5/1/11 (3)	4,150	4,321
San Francisco CA City &County International Airport Rev	5.000%	5/1/12 (3)	2,065	2,157
San Francisco CA City &County International Airport Rev	5.250%	5/1/12 (3)	4,380	4,561
San Francisco CA City &County International Airport Rev	5.500%	5/1/12 (4)	3,650	3,776
San Francisco CA City &County International Airport Rev	5.000%	5/1/13 (3)	2,230	2,326
San Francisco CA City &County International Airport Rev	5.250%	5/1/13 (1)	2,430	2,627
San Francisco CA City &County International Airport Rev	5.250%	5/1/13 (2)	3,570	3,679
San Francisco CA City &County International Airport Rev	5.000%	5/1/14 (3)	2,340	2,437
San Francisco CA City &County International Airport Rev	5.250%	5/1/14 (1)	3,185	3,433
San Francisco CA City &County International Airport Rev	5.500%	5/1/14 (4)	4,065	4,205
San Francisco CA City &County International Airport Rev	5.250%	5/1/15 (1)	4,015	4,319
San Francisco CA City &County Redev. Agency Lease Rev. (Moscone Center)	5.000%	7/1/16 (4)	3,270	3,475
San Francisco CA City &County Water Rev	5.000%	11/1/17 (1)	4,865	5,178
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/11 (1)	7,140	6,080
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev	0.000%	1/15/14 (1)	5,500	4,119
San Jose CA Airport Rev	5.375%	3/1/13 (4)	4,945	5,402
San Jose CA Airport Rev	5.375%	3/1/14 (4)	7,550	8,222
San Jose CA Airport Rev	5.375%	3/1/15 (4)	7,950	8,666
San Jose CA Financing Auth. Lease Rev	5.000%	9/1/13 (1)	9,570	10,145
San Jose CA Redev. Agency	5.250%	8/1/13 (1)	5,000	5,481
San Jose CA Redev. Agency	5.250%	8/1/14 (1)	5,000	5,519
San Jose CA USD GO	5.250%	8/1/10 (4)(Prere.)	2,540	2,726
San Jose CA USD GO	5.250%	8/1/10 (4)(Prere.)	2,790	2,995
San Juan CA USD GO	5.500%	8/1/12 (3)	1,930	2,081
San Juan CA USD GO	5.500%	8/1/13 (3)	1,950	2,101
San Juan CA USD GO	5.600%	8/1/14 (3)	2,685	2,902
San Juan CA USD GO	5.600%	8/1/15 (3)	2,745	2,967
San Mateo CA Redev. Auth. Tax Allocation	5.000%	8/1/12	1,000	1,050
San Mateo CA Redev. Auth. Tax Allocation	5.200%	8/1/15	2,045	2,150
San Mateo CA Redev. Auth. Tax Allocation	5.250%	8/1/16	2,225	2,345
San Mateo CA Union High School Dist. GO	0.000%	9/1/10 (3)	1,200	1,038
San Mateo CA Union High School Dist. GO	0.000%	9/1/12 (3)	1,180	943
San Mateo CA Union High School Dist. GO	0.000%	9/1/13 (3)	1,715	1,311
San Mateo CA Union High School Dist. GO	0.000%	9/1/14 (3)	1,500	1,095
San Mateo County CA Community College Dist. GO	5.375%	9/1/15 (3)	1,300	1,420
San Mateo County CA Community College Dist. GO	5.375%	9/1/18 (3)	1,515	1,645
San Mateo County CA Transp. Dist. Sales Tax Rev	5.250%	6/1/09 (4)(Prere.)	1,865	1,970
San Mateo County CA Transp. Dist. Sales Tax Rev	5.250%	6/1/09 (4)(Prere.)	4,275	4,516
San Ramon Valley CA USD GO	0.000%	7/1/07 (3)	3,950	3,838
Santa Ana CA Community Redev. Agency Tax Allocation (South Main Street)	5.000%	9/1/18 (3)	2,685	2,850
Santa Ana CA Finance Auth. Rev	5.375%	9/1/09 (1)	3,040	3,192
Santa Ana CA Finance Auth. Rev	5.375%	9/1/10 (1)	1,600	1,684
Santa Barbara County CA COP	5.250%	12/1/12 (2)	1,000	1,088
Santa Barbara County CA COP	5.250%	12/1/13 (2)	2,355	2,576
Santa Barbara County CA COP	5.250%	12/1/15 (2)	1,065	1,161
Santa Barbara County CA COP	5.250%	12/1/16 (2)	1,760	1,915
Santa Clara CA Electric Rev	5.250%	7/1/17 (1)	1,475	1,600
Santa Clara CA Electric Rev	5.250%	7/1/18 (1)	1,720	1,866
Santa Clara County CA Financing Auth. Lease Rev	7.750%	11/15/10 (2)	4,500	5,211
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/11 (2)	4,535	4,875
Santa Clara County CA Financing Auth. Lease Rev	7.750%	11/15/11 (2)	1,000	1,191
Santa Clara County CA Financing Auth. Lease Rev	5.500%	5/15/12 (2)	4,785	5,144
Santa Clara Valley CA Transp. Auth. Rev. PUT	5.500%	10/2/06 (2)	14,000	14,024
Santa Margarita/Dana Point CA Auth. Rev	5.500%	8/1/08 (2)	3,345	3,461
Santa Margarita/Dana Point CA Auth. Rev	5.500%	8/1/09 (2)	3,860	3,997
Santa Margarita/Dana Point CA Auth. Rev	7.250%	8/1/09 (1)	2,000	2,199
Santa Margarita/Dana Point CA Auth. Rev	5.500%	8/1/10 (2)	2,245	2,324
Santa Margarita/Dana Point CA Auth. Rev	7.250%	8/1/10 (1)	4,630	5,238
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/08 (1)	5,610	5,977
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/09 (1)	5,000	5,481
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/10 (1)	3,300	3,715
South Orange County CA Public Finance Auth. Rev	7.000%	9/1/11 (1)	3,490	4,026
South Orange County CA Public Finance Auth. Rev	5.375%	8/15/12 (4)	5,605	5,916
South Orange County CA Public Finance Auth. Rev	5.250%	8/15/13 (2)	2,290	2,378
South San Francisco CA Redev. Agency Tax Allocation	5.000%	9/1/31 (3)	7,255	7,616
Southern California Public Power Auth. Rev. (San Juan Unit)	5.500%	1/1/13 (4)	3,500	3,880
Tamalpais CA Union High School Dist. GO	5.000%	8/1/15 (4)	1,855	1,980
Tamalpais CA Union High School Dist. GO	5.000%	8/1/16 (4)	1,930	2,060
Tamalpais CA Union High School Dist. GO	5.000%	8/1/17 (4)	2,015	2,139
Temecula Valley CA USD	6.000%	8/1/08 (4)	1,370	1,433
Tobacco Securitization Auth. Rev. (Southern California Tobacco Settlement)	4.750%	6/1/25	11,250	11,399
Tri-City CA Hosp. Dist	5.500%	2/15/08 (1)	3,805	3,886
Tri-City CA Hosp. Dist	5.500%	2/15/09 (1)	2,665	2,722
Tri-City CA Hosp. Dist	5.625%	2/15/11 (1)	2,970	3,034
Tri-City CA Hosp. Dist	5.625%	2/15/12 (1)	1,880	1,920
Tulare County CA COP	5.000%	8/15/15 (1)	6,460	7,046
Univ. of California Rev	5.000%	5/15/18 (4)	3,000	3,214
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/13	1,000	1,036
Univ. of California Rev. (Multiple Purpose Project)	5.125%	9/1/13 (3)	3,150	3,304
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/14	8,485	8,790
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/14 (4)	4,290	4,560
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/15 (4)	4,515	4,799
Ventura County CA Community College Dist. GO	5.000%	8/1/16 (1)	3,100	3,341
Ventura County CA Community College Dist. GO	5.000%	8/1/17 (1)	2,300	2,461
Ventura County CA COP Public Finance Auth	5.375%	8/15/13 (4)	4,320	4,532
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,350	1,480
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,695	1,858
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,455	1,595
Vista CA USD GO	5.375%	8/1/15 (4)	150	164
Vista CA USD GO	5.375%	8/1/16 (4)	190	207
Vista CA USD GO	5.375%	8/1/17 (4)	160	174
Outside California:
Guam International Airport Auth. Rev	5.000%	10/1/08 (1)	4,915	5,038
Guam International Airport Auth. Rev	5.000%	10/1/10 (1)	6,050	6,316
Guam International Airport Auth. Rev	5.000%	10/1/11 (1)	6,400	6,728
Puerto Rico Aqueduct &Sewer Auth. Rev	6.000%	7/1/09 (1)	5,250	5,592
Puerto Rico Aqueduct &Sewer Auth. Rev	6.250%	7/1/12 (1)	1,000	1,135
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/10	7,500	7,796
Puerto Rico Electric Power Auth. Rev	5.750%	7/1/10 (4)(Prere.)	4,000	4,340
Puerto Rico Electric Power Auth. Rev	5.750%	7/1/10 (4)(Prere.)	2,700	2,930
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/11	12,500	13,094
Puerto Rico Electric Power Auth. Rev	5.500%	7/1/11 (4)	6,050	6,514
Puerto Rico Electric Power Auth. Rev	6.000%	7/1/12 (1)	8,235	9,248
Puerto Rico GO	4.000%	7/1/07 (ETM)	555	558
Puerto Rico GO	4.000%	7/1/07	3,510	3,514
Puerto Rico GO	5.000%	7/1/08 (ETM)	500	513
Puerto Rico GO	6.500%	7/1/11 (1)	2,500	2,815
Puerto Rico GO	5.250%	7/1/23	5,000	5,361
Puerto Rico Govt. Dev. Bank CP	3.850%	10/4/06	2,236	2,236
Puerto Rico Govt. Dev. Bank CP	3.850%	10/5/06	7,000	6,999
Puerto Rico Govt. Dev. Bank VRDO	3.290%	9/7/06 (1)	1,000	1,000
Puerto Rico Highway &Transp. Auth. Rev	5.500%	7/1/13 (1)	2,250	2,451
Puerto Rico Highway &Transp. Auth. Rev. VRDO	3.300%	9/7/06 (2)	5,700	5,700
Puerto Rico Housing Finance Corp. Home Mortgage Rev	4.450%	6/1/27	4,290	4,303
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/23 (3)	5,835	6,782
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/23 (2)	12,670	14,726
Puerto Rico Muni. Finance Agency	5.625%	8/1/10 (4)	17,775	18,935
Puerto Rico Muni. Finance Agency	5.750%	8/1/11 (4)	13,560	14,494
Puerto Rico Muni. Finance Agency	5.750%	8/1/11 (4)	7,750	8,284
Puerto Rico Muni. Finance Agency	5.000%	7/1/14 (11)	1,360	1,473
Puerto Rico Muni. Finance Agency	5.250%	7/1/16 (11)	1,400	1,555
Puerto Rico Muni. Finance Agency	5.250%	8/1/17 (4)	16,310	18,187
Puerto Rico Muni. Finance Agency	5.250%	7/1/18 (11)	1,000	1,117
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	20,000	21,487
Univ. of Puerto Rico Rev	5.750%	6/1/12 (1)	2,000	2,152
Univ. of Puerto Rico Rev	5.200%	6/1/16 (1)	1,215	1,282
Univ. of Puerto Rico Rev	5.750%	6/1/16 (1)	1,000	1,077
Virgin Islands Public Finance Auth. Rev	5.000%	10/1/07	1,500	1,518
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/15	2,200	2,356

Total Municipal Bonds (Cost $3,150,158)				3,204,550

Other Assets and Liabilities—Net (0.7%)				22,771

Net Assets (100%)				3,227,321

1 Securities with a value of $7,443,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond. PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2006, the cost of investment securities for tax purposes was $3,159,767,000. Net unrealized appreciation of investment securities for tax purposes was $44,783,000, consisting of unrealized gains of $53,446,000 on securities that had risen in value since their purchase and $8,663,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	(1,350)	144,956	(543)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2006

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 18, 2006

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.